                                      N-CSR
                            COLUMBIA FUNDS TRUST VII

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6347
                                                      --------
                            Columbia Funds Trust VII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3363
                                                           --------------
                      Date of fiscal year end: 08/31/2003
                                               ----------
                      Date of reporting period: 08/31/2003
                                                ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270,30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C, ss. 3507.

Item 1. Reports to Stockholders

                                    [GRAPHIC]



                                   Columbia
                              Newport Tiger Fund

                                 Annual Report
                                August 31, 2003



                          We are now Columbia Funds!

 INSIDE -- Management's discussion of the changes effective as of October 13,
                                     2003.

 President's Message

[PHOTO]


Dear Shareholder:

As you know, the fund you invest in has long been associated with a larger investment management organization. In the 1990s, it was affiliated with Liberty Financial, whose asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of Fleet Boston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms that were brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step forward in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Newport Tiger Fund was changed to Columbia Newport Tiger Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands.

As a result of these fund name changes, most fund CUSIP numbers have changed. (A CUSIP is a unique identification number assigned to each class of a mutual fund by the Committee on Uniform Security Identification Procedures.) However, ticker symbols have not changed. A list of new fund names and other information related to these changes are available online at www.columbiafunds.com, our new website address.

A consolidated identity
The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for our shareholders to do business with us. All funds will be listed under the "Columbia" name in the mutual fund listings section of your newspaper (as long as they meet the newspaper's listing requirements). All service inquires will be handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What will not change is our commitment to fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call shareholder services at 800-345-6611.

In the report that follows, your portfolio manager talks in depth about investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palumbo
Joseph R. Palombo
President

  Net asset value per share as of 08/31/03 ($)

                                 Class A 10.24
                                 Class B  9.90
                                 Class C  9.91
                                 Class T 10.29
                                 Class Z 10.26

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee
Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 Performance Information

Value of a $10,000 investment
8/31/93--8/31/03

 Performance of a $10,000 investment
 8/31/93--8/31/03 ($)

        without sales with sales
           charge       charge
--------------------------------
Class A    12,290       11,584
--------------------------------
Class B    11,527       11,527
--------------------------------
Class C    11,531       11,531
--------------------------------
Class T    12,525       11,805
--------------------------------
Class Z    12,490          n/a

                                    [CHART]


                Liberty Newport         Liberty Newport            MSCI AC
                  Tiger - A               Tiger - A               ASIA FREE
                    Without                  With                 ex JAPAN
                 sales charge             sales charge              Index
                 ------------             ------------           -----------
08/31/1993         $10,000                 $ 9,425                 $10,000
09/30/1993          10,201                   9,614                  10,386
10/31/1993          11,845                  11,164                  12,299
11/30/1993          11,622                  10,953                  12,217
12/31/1993          13,974                  13,170                  15,187
01/31/1994          13,334                  12,567                  14,149
02/28/1994          12,648                  11,921                  13,541
03/31/1994          11,368                  10,715                  12,087
04/30/1994          12,166                  11,467                  12,550
05/31/1994          12,739                  12,007                  13,021
06/30/1994          12,054                  11,361                  12,584
07/31/1994          12,683                  11,954                  13,237
08/31/1994          13,425                  12,653                  14,293
09/30/1994          13,346                  12,579                  14,016
10/31/1994          13,514                  12,737                  14,235
11/30/1994          12,436                  11,721                  12,978
12/31/1994          12,303                  11,595                  12,614
01/31/1995          11,084                  10,446                  11,318
02/28/1995          12,120                  11,423                  12,263
03/31/1995          12,382                  11,670                  12,255
04/30/1995          12,404                  11,691                  12,086
05/31/1995          13,863                  13,066                  13,446
06/30/1995          13,680                  12,893                  13,236
07/31/1995          14,011                  13,205                  13,485
08/31/1995          13,543                  12,764                  12,863
09/30/1995          13,793                  13,000                  13,016
10/31/1995          13,702                  12,914                  12,792
11/30/1995          13,736                  12,947                  12,502
12/31/1995          14,301                  13,479                  13,120
01/31/1996          15,678                  14,777                  14,139
02/29/1996          15,678                  14,777                  14,293
03/31/1996          15,564                  14,669                  14,398
04/30/1996          15,506                  14,615                  14,916
05/31/1996          15,426                  14,539                  14,749
06/30/1996          15,082                  14,214                  14,529
07/31/1996          14,232                  13,414                  13,457
08/31/1996          14,749                  13,901                  13,863
09/30/1996          15,186                  14,313                  14,102
10/31/1996          15,082                  14,215                  13,834
11/30/1996          15,874                  14,961                  14,487
12/31/1996          15,866                  14,954                  14,436
01/31/1997          15,763                  14,857                  14,735
02/28/1997          15,740                  14,835                  14,860
03/31/1997          14,770                  13,921                  14,020
04/30/1997          14,504                  13,670                  13,812
05/31/1997          15,796                  14,888                  14,436
06/30/1997          16,457                  15,510                  14,964
07/31/1997          16,712                  15,751                  15,090
08/31/1997          13,852                  13,056                  12,414
09/30/1997          14,384                  13,557                  12,359
10/31/1997          10,877                  10,252                   9,611
11/30/1997          10,588                   9,979                   8,952
12/31/1997          10,477                   9,875                   8,618
01/31/1998           8,781                   8,276                   7,873
02/28/1998          10,651                  10,039                   9,542
03/31/1998          10,547                   9,940                   9,401
04/30/1998           9,583                   9,032                   8,578
05/31/1998           8,131                   7,663                   7,269
06/30/1998           7,249                   6,832                   6,453
07/31/1998           6,737                   6,350                   6,289
08/31/1998           5,678                   5,351                   5,384
09/30/1998           6,690                   6,306                   5,918
10/31/1998           8,796                   8,291                   7,204
11/30/1998           9,215                   8,685                   7,786
12/31/1998           9,211                   8,682                   7,948
01/31/1999           8,643                   8,146                   7,821
02/28/1999           8,608                   8,113                   7,669
03/31/1999           9,424                   8,883                   8,588
04/30/1999          11,508                  10,846                  10,158
05/31/1999          10,821                  10,199                   9,939
06/30/1999          12,124                  11,427                  11,492
07/31/1999          12,112                  11,415                  11,239
08/31/1999          12,183                  11,483                  11,517
09/30/1999          11,674                  11,003                  10,711
10/31/1999          12,289                  11,583                  11,055
11/30/1999          13,983                  13,179                  12,107
12/31/1999          15,949                  15,032                  13,088
01/31/2000          15,143                  14,273                  13,023
02/29/2000          15,652                  14,752                  12,751
03/31/2000          16,339                  15,400                  13,051
04/30/2000          15,155                  14,283                  11,854
05/31/2000          14,124                  13,312                  10,823
06/30/2000          15,664                  14,763                  11,394
07/31/2000          15,676                  14,775                  10,907
08/31/2000          15,676                  14,775                  10,826
09/30/2000          14,540                  13,704                   9,585
10/31/2000          13,817                  13,023                   8,831
11/30/2000          13,107                  12,353                   8,489
12/31/2000          13,427                  12,655                   8,476
01/31/2001          14,385                  13,558                   9,567
02/28/2001          13,532                  12,754                   9,116
03/31/2001          11,862                  11,180                   8,084
04/30/2001          12,573                  11,850                   8,096
05/31/2001          12,278                  11,572                   8,084
06/30/2001          11,934                  11,248                   7,890
07/31/2001          11,614                  10,946                   7,591
08/31/2001          10,844                  10,220                   7,473
09/30/2001           9,187                   8,659                   6,298
10/31/2001           9,507                   8,960                   6,638
11/30/2001          10,644                  10,032                   7,525
12/31/2001          11,205                  10,560                   8,151
01/31/2002          11,360                  10,707                   8,477
02/28/2002          11,300                  10,650                   8,539
03/31/2002          11,957                  11,269                   9,111
04/30/2002          12,076                  11,382                   9,204
05/31/2002          11,766                  11,089                   8,996
06/30/2002          11,145                  10,504                   8,549
07/31/2002          10,535                   9,929                   8,225
08/31/2002          10,284                   9,693                   8,080
09/30/2002           9,365                   8,826                   7,190
10/31/2002           9,783                   9,220                   7,555
11/30/2002          10,356                   9,760                   7,957
12/31/2002           9,767                   9,205                   7,472
01/31/2003           9,707                   9,149                   7,533
02/28/2003           9,383                   8,843                   7,229
03/31/2003           8,999                   8,482                   6,891
04/30/2003           9,143                   8,617                   7,108
05/31/2003           9,839                   9,273                   7,722
06/30/2003          10,487                   9,884                   8,208
07/31/2003          11,339                  10,687                   8,908
08/31/2003          12,290                  11,584                   9,591




Mutual fund performance changes over time. Please visit www.columbiafunds.com for daily performance updates
Past performance is no guarantee of future investment results. The principal value and investment return will fluctuate, resulting in a gain or loss on sale. The Morgan Stanley Capital International (MSCI) AC Asia Free ex Japan Index is an unmanaged index that tracks the performance of equity securities in eleven countries in Asia, excluding Japan and taking into account local market restrictions on share ownership by foreigners. Unlike the fund, indices are not investments and do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.

Average annual total return as of 8/31/03 (%)
Share class        A              B              C              T           Z
Inception        4/1/95         4/1/95         4/1/95        5/31/89     5/31/89
--------------------------------------------------------------------------------
             without  with  without  with  without  with  without  with  without
              sales  sales   sales  sales   sales  sales   sales  sales   sales
             charge  charge charge  charge charge  charge charge  charge charge
--------------------------------------------------------------------------------
8-month
(cumulative)  25.80   18.57  25.32   20.32  25.28   24.28  26.10   18.85  26.04
--------------------------------------------------------------------------------
1-year        19.46   12.60  18.71   13.71  18.68   17.68  19.79   12.90  19.86
--------------------------------------------------------------------------------
5-year        16.69   15.32  15.82   15.60  15.78   15.78  16.98   15.60  16.91
--------------------------------------------------------------------------------
10-year        2.08    1.48   1.43    1.43   1.43    1.43   2.28    1.67   2.25
--------------------------------------------------------------------------------

Average annual total return as of 6/30/03 (%)
Share class        A              B              C              T           Z
             without  with  without  with  without  with  without  with  without
              sales  sales   sales  sales   sales  sales   sales  sales   sales
             charge  charge charge  charge charge  charge charge  charge charge
--------------------------------------------------------------------------------
8-month
(cumulative)   6.80    0.66   6.28    1.28   6.27    5.27   7.04    0.88   7.06
--------------------------------------------------------------------------------
1-year        -5.90  -11.31  -6.62  -11.29  -6.62   -7.55  -5.64  -11.07  -5.65
--------------------------------------------------------------------------------
5-year         7.67    6.40   6.85    6.54   6.83    6.83   7.89    6.62   7.87
--------------------------------------------------------------------------------
10-year        1.06    0.46   0.43    0.43   0.43    0.43   1.25    0.65   1.23
--------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for class A and T shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: Through the first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0%, and the class C contingent deferred contingent sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
The fund was originally introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95 when class A, B, and D (since designated C) shares were offered. On 4/30/98, the fund was renamed Newport Tiger Fund. The fund was renamed Liberty Newport Tiger Fund on July 14, 2000. Please see the fund's prospectus for additional details. Class A, B and C share performance information includes returns of the fund's class T shares for periods prior to the inception dates of those classes. Class T share returns are not restated to reflect any expense differential, e.g., Rule 12b-1 fees, between class T shares and class A, B, and C shares. Had expense differentials been reflected, returns for the periods prior to the inception date of the class A, B and C shares would have been lower.

                               Top 5 countries as of 8/31/03 (%)
                               Hong Kong        21.5
                               South Korea      15.1
                               China            12.4
                               India            12.0
                               Taiwan           11.2

                    Top 10 holdings as of 8/31/03 (%)
                    Samsung Electronics                            7.8
                    Taiwan Semiconductor Manufacturing             6.2
                    Sun Hung Kai Properties                        5.5
                    Hutchison Whampoa                              4.8
                    China Mobile                                   4.1
                    Huaneng Power International                    3.9
                    Housing Development Finance                    3.5
                    Infosys Technologies                           3.1
                    Hong Kong & China Gas                          3.1
                    KT Corp.                                       3.0

                    Top 5 countries are calculated as a percentage of total investments and top
                    10 holdings are calculated as a percentage of net assets.

                    Since the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings or countries in the future.

Bought
--------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (1.4% of net assets)

We expect this India-based generic pharmaceutical company to benefit from the global push to limit rising health care costs.

Sold
--------------------------------------------------------------------------------
Singapore Technologies Engineering

We sold our position in this aerospace and defense company because we believe it will experience limited growth over the next year or two.

 Portfolio Managers' Report

The Board of Trustees for Columbia Newport Tiger Fund approved the change of the fund's fiscal year end from December 31 to August 31. As a result, this report covers the eight-month period since the last annual report was issued. The next report you receive will cover the six-month period through February 2004.

For the eight-month period ended August 31, 2003, Columbia Newport Tiger Fund class A shares returned 25.80% without sales charge. That was lower than the 28.36% return from the MSCI AC Asia Free ex Japan Index. The fund also underperformed the 26.36% average return of its peer group, the Lipper Pacific ex Japan Category./1/ Early in the period, the fund lost ground against its benchmark and peer group. At that time, the fund had an overweight position in Hong Kong, which was hit hard by SARS (severe acute respiratory syndrome). In addition, Infosys Technologies Ltd. (3.1% of net assets), an India-based technology company, declined sharply./2/ Once SARS appeared under control and the Hong Kong economy began to improve, stocks in Hong Kong began to rebound. Infosys also rallied strongly as the technology sector staged a comeback.

Real estate, technology and financial companies were themes
In Hong Kong, which was the fund's biggest country position, property companies such as Henderson Land Development Co. Ltd., Sun Hung Kai Properties Ltd. and Swire Pacific Ltd. (1.1%, 5.5% and 1.2% of net assets, respectively) strongly aided the fund's return. These companies benefited from an upturn in the Hong Kong economy and government policy changes related to the ownership of property.

In South Korea, the fund's second largest country allocation, individual companies did well. However, the investment environment in Korea was negatively affected when the consumer credit bubble burst in 2001-2002. In addition, unexpectedly high wage settlements with labor unions and instability in North Korea contributed to a weak market. However, Samsung Electronics Co. Ltd. (7.8% of net assets), the fund's largest

------------
/1/ Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
/2/ Holdings are disclosed as of August 31, 2003, and are subject to change.

corporate holding, continued to aid total return. Samsung is a globally recognizable brand, and its products continue to be strong sellers.

After suffering from a poor economy and a deflationary spiral, long-term prospects for Taiwan improved. Stock valuations were at a historically low level, and the government has instituted new policies that should attract more foreign investment. In addition, there is a market-oriented government in mainland China, where many Taiwanese manufacturers are located. All of these factors are positive for Taiwan's economy and stock market. To capitalize on the improving environment, we added Chinatrust Financial Holding Co. Ltd. (1.0% of net assets) to our financial services holdings.

Our investments in Thailand did well. Thailand's low interest rates have sparked an increase in consumer spending, profit growth is robust and stock valuations are attractive. Some economists have raised their expectations for gross domestic product (GDP) growth for 2003 and 2004. The positive economic environment in Thailand has benefited the financial and real estate sectors. To take advantage of this situation, we invested in Bangkok Bank and Kasikornbank Public Co., Ltd. (2.5% and 1.9% of net assets, respectively). We also added Land & Houses (2.3% of net assets), a real estate company.

A more positive outlook
In general, we are positive about the prospects for the emerging markets of Asia. The "dividend culture" has been growing in many markets, and companies are eager to make dividend payments to shareholders. Interest rates are at historically low levels, and the debt-to-equity ratio for many companies is at a 25-year low. Several important elections are scheduled for 2004. In the past, the election season has been a stimulus for growth for Asian economies. We believe that the fund is well positioned to take advantage of all of these developments.

                      /s/ Chris Legallet /s/ Eric Sandlund

Chris Legallet and Eric Sandlund are the co-managers of Columbia Newport Tiger Fund. Mr. Legallet has managed or co-managed the fund since October 1998. Mr. Sandlund has co-managed the fund since August 2002.

 There are specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. In addition, concentration of investments in a single region or country may result in greater volatility.

 A concentration of investments in a specific sector, such as technology, may cause a fund to experience increased volatility.

 Top 5 sectors as of 8/31/03 (%)

                                     [CHART]

Financials                 32.3
Information technology     21.4
Consumer discretionary     11.1
Telecommunication services  9.1
Utilities                   8.5




Sectors breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain this breakdown in the future.

 Investment Portfolio

August 31, 2003

           Common Stocks - 98.7%                  Shares        Value
           ----------------------------------------------------------
           CONSUMER DISCRETIONARY - 11.1%
           Automobiles - 3.4%
           Bajaj Auto Ltd.                        58,300 $    925,478
           Hyundai Motors Co., Ltd.              239,350    7,988,523
           PT Astra International (a)          7,733,000    3,463,217
                                                         ------------
                                                           12,377,218
                                                         ------------
           Hotels, Restaurants & Leisure - 2.2%
           Genting Berhad                      1,981,000    8,132,526
                                                         ------------
           Media - 3.0%
           Singapore Press Holdings Ltd.         632,400    6,744,927
           Television Broadcasts Ltd.            985,000    4,155,079
                                                         ------------
                                                           10,900,006
                                                         ------------
           Specialty Retail - 0.2%
           Big C Supercenter Public Co., Ltd.,
            NVDR                               1,921,000      874,244
                                                         ------------
           Textiles, Apparel & Luxury Goods - 2.3%
           Li & Fung Ltd.                      4,906,000    8,366,163
                                                         ------------
           ----------------------------------------------------------
           CONSUMER STAPLES - 1.3%
           Food & Drug Retailing - 0.2%
           Convenience Retail Asia Ltd.        3,258,000      856,352
                                                         ------------
           Food Products - 1.1%
           Nestle India Ltd.                     244,800    3,069,342
           Thai Union Frozen Products Public
            Co., Ltd.                          1,218,700      919,438
                                                         ------------
                                                            3,988,780
                                                         ------------
           ----------------------------------------------------------
           FINANCIALS - 32.3%
           Banks - 15.7%
           Bangkok Bank Public Co.,
            Ltd. (a)                           5,186,700    9,088,401
           Chinatrust Financial Holding
            Co., Ltd.                          4,384,780    3,575,737
           DBS Group Holdings Ltd.               560,859    4,030,584
           Hang Seng Bank Ltd.                   752,200    8,318,396
           Hong Leong Bank Berhad              3,141,000    4,628,842
           Kasikornbank Public Co., Ltd.,
            NVDR (a)                           6,841,200    6,909,462
           Kookmin Bank                          210,225    7,687,666
           Public Bank Berhad                  7,995,312    5,575,678
           United Overseas Bank Ltd.           1,043,000    7,554,954
                                                         ------------
                                                           57,369,720
                                                         ------------
           Diversified Financials - 4.8%
           Housing Development Finance
            Corp., Ltd.                        1,232,586   12,969,568
           Swire Pacific Ltd., Series A          791,000    4,442,196
                                                         ------------
                                                           17,411,764
                                                         ------------

                                                Shares        Value
            -------------------------------------------------------
            Real Estate - 11.8%
            City Developments Ltd.           2,199,500 $  6,397,907
            Henderson Land Development
             Co., Ltd.                       1,104,000    4,175,786
            Land & Houses Public Co., Ltd.   7,631,000    2,247,143
            Land & Houses Public Co., Ltd.,
             NVDR                           24,222,000    6,307,506
            SM Prime Holdings, Inc.         39,173,000    3,850,978
            Sun Hung Kai Properties Ltd.     2,796,000   20,255,025
                                                       ------------
                                                         43,234,345
                                                       ------------
            -------------------------------------------------------
            HEALTH CARE - 4.5%
            Health Care Equipment & Supplies - 0.2%
            Pihsiang Machinery
             Manufacturing Co., Ltd.           270,000      879,143
                                                       ------------
            Pharmaceuticals - 4.3%
            Dr. Reddy's Laboratories Ltd.,
             ADR                               417,400   10,581,090
            Ranbaxy Laboratories Ltd. (a)      234,900    5,128,257
                                                       ------------
                                                         15,709,347
                                                       ------------
            -------------------------------------------------------
            INDUSTRIALS - 8.2%
            Electrical Equipment - 0.5%
            Phoenixtec Power Co., Ltd.       1,501,470    1,761,772
                                                       ------------
            Industrial Conglomerates - 6.4%
            China Merchants Holdings
             International Co., Ltd.         5,302,000    5,914,338
            Hutchison Whampoa Ltd.           2,361,100   17,407,219
                                                       ------------
                                                         23,321,557
                                                       ------------
            Transportation Infrastructure - 1.3%
            Zhejiang Expressway Co., Ltd.    9,984,000    4,832,465
                                                       ------------
            -------------------------------------------------------
            INFORMATION TECHNOLOGY - 21.4%
            Computers & Peripherals - 1.6%
            Asustek Computer, Inc.           2,211,750    5,968,935
                                                       ------------
            Electronic Equipment & Instruments - 1.7%
            Ambit Microsystems Corp.         1,091,200    2,992,878
            Venture Corp., Ltd.                275,000    3,168,311
                                                       ------------
                                                          6,161,189
                                                       ------------
            Information Technology Consulting & Services - 3.1%
            Infosys Technologies Ltd.          132,573   11,304,262
                                                       ------------
            Semiconductor Equipment & Products - 15.0%
            Realtek Semiconductor Corp.      1,623,600    3,524,388
            Samsung Electronics Co., Ltd.       77,480   28,696,296
            Taiwan Semiconductor
             Manufacturing Co., Ltd. (a)    11,455,315   22,514,113
                                                       ------------
                                                         54,734,797
                                                       ------------
            -------------------------------------------------------

See notes to investment portfolio.

August 31, 2003

            Common Stocks (continued)           Shares        Value
            -------------------------------------------------------
            MATERIALS - 2.3%
            Construction Materials - 2.3%
            Siam Cement Public Co., Ltd.       193,500 $    885,325
            Siam Cement Public Co., Ltd.,
             NVDR                            1,809,500    7,486,371
                                                       ------------
                                                          8,371,696
                                                       ------------
            -------------------------------------------------------
            TELECOMMUNICATION SERVICES - 9.1%
            Diversified Telecommunication Services - 5.1%
            KT Corp., ADR                      588,064   11,085,006
            Philippine Long Distance
             Telephone Co. (a)                 443,000    4,314,673
            PT Telekomunikasi                5,865,200    3,162,439
                                                       ------------
                                                         18,562,118
                                                       ------------
            Wireless Telecommunication Services - 4.0%
            China Mobile Ltd.                5,766,000   14,823,002
                                                       ------------
            -------------------------------------------------------
            UTILITIES - 8.5%
            Electric Utilities - 5.4%
            Beijing Datang Power Generation
             Co., Ltd.                      10,532,000    5,705,382
            Huaneng Power International,
             Inc.                           10,350,000   14,199,442
                                                       ------------
                                                         19,904,824
                                                       ------------
            Gas Utilities - 3.1%
            Hong Kong & China Gas Co., Ltd.  8,303,908   11,179,413
                                                       ------------

            Total Common Stocks
            (cost of $315,071,361)                      361,025,638
                                                       ------------

           Short-Term Obligation - 1.8%             Par         Value
           ----------------------------------------------------------
           Repurchase agreement with State
            Street Bank & Trust Co., dated
            08/29/03, due 09/02/03 at
            0.940%, collateralized by a U.S.
            Treasury Bond maturing
            05/15/16, market value of
            $6,636,281 (repurchase
            proceeds $6,505,679)
            (cost of $6,505,000)             $6,505,000 $  6,505,000
                                                        ------------

           Total Investments - 100.5%
           (cost of $321,576,361) (b)                    367,530,638
                                                        ------------

           Other Assets & Liabilities, Net - (0.5)%       (1,784,055)
           ----------------------------------------------------------
           Net Assets - 100.0%                          $365,746,583
                                                        ------------

Notes to Investment Portfolio:

(a) Non-income producing.
(b) Cost for federal income tax purposes is $321,600,859.

Acronym             Name
-------             ----
 ADR     American Depositary Receipt
 NVDR   Non-Voting Depositary Receipt

                Summary of Securities               % of Total
                by Country (Unaudited)    Value     Investments
                -----------------------------------------------
                    Hong Kong          $ 79,155,628     21.5%
                    South Korea          55,457,492     15.1
                    China                45,474,629     12.4
                    India                43,977,996     12.0
                    Taiwan               41,216,967     11.2
                    Thailand             34,717,890      9.4
                    Singapore            27,896,682      7.6
                    Malaysia             18,337,047      5.0
                    Philippines           8,165,651      2.2
                    Indonesia             6,625,656      1.8
                    United States         6,505,000      1.8
                                       ------------    -----
                                       $367,530,638    100.0%
                                       ------------    -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See notes to financial statements.

 Statement of Assets and Liabilities

August 31, 2003

       Assets:
       Investments, at cost                             $ 321,576,361
                                                        -------------
       Investments, at value                            $ 367,530,638
       Cash                                                       498
       Foreign currency (cost of $1,658,093)                1,658,073
       Receivable for:
          Fund shares sold                                    697,229
          Interest                                                509
          Dividends                                           718,868
       Deferred Trustees' compensation plan                    17,605
                                                        -------------
           Total Assets                                   370,623,420
                                                        -------------
       Liabilities:
       Payable for:
          Investments purchased                               898,090
          Fund shares repurchased                             739,308
          Management fee                                      253,576
          Administration fee                                   79,404
          Transfer agent fee                                  170,891
          Pricing and bookkeeping fees                         12,008
          Distribution and service fees                       123,854
          Custody fee                                         100,420
       Foreign capital gains tax payable                    2,250,269
       Expense reimbursement due to Advisor                   157,373
       Deferred Trustees' fee                                  17,605
       Other liabilities                                       74,039
                                                        -------------
           Total Liabilities                                4,876,837
                                                        -------------
       Net Assets                                       $ 365,746,583
                                                        -------------
       Composition of Net Assets:
       Paid-in capital                                  $ 540,401,178
       Undistributed net investment income                  1,622,391
       Accumulated net realized loss                     (219,982,231)
       Net unrealized appreciation/depreciation on:
          Investments                                      45,954,277
          Foreign currency translations                         1,237
          Foreign capital gains tax                        (2,250,269)
                                                        -------------
       Net Assets                                       $ 365,746,583
                                                        -------------
       Class A:
       Net assets                                       $ 131,974,394
       Shares outstanding                                  12,883,771
                                                        -------------
       Net asset value per share                        $       10.24(a)
                                                        -------------
       Maximum offering price per share ($10.24/0.9425) $       10.86(b)
                                                        -------------
       Class B:
       Net assets                                       $ 118,848,846
       Shares outstanding                                  12,006,908
                                                        -------------
       Net asset value and offering price per share     $        9.90(a)
                                                        -------------
       Class C:
       Net assets                                       $  22,619,406
       Shares outstanding                                   2,282,377
                                                        -------------
       Net asset value and offering price per share     $        9.91(a)
                                                        -------------
       Class T:
       Net assets                                       $  27,500,950
       Shares outstanding                                   2,672,036
                                                        -------------
       Net asset value per share                        $       10.29(a)
                                                        -------------
       Maximum offering price per share ($10.29/0.9425) $       10.92(b)
                                                        -------------
       Class Z:
       Net assets                                       $  64,802,987
       Shares outstanding                                   6,314,217
                                                        -------------
       Net asset value and offering price per share     $       10.26(c)
                                                        -------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) Redemption price per share is equal to net asset value less any applicable redemption fee.

 Statement of Operations

                                              For the      For the
                                            Period Ended  Year Ended
                                             August 31,    December
                                              2003 (a)     31, 2002
                                            ------------ ------------
         Investment Income:
         Dividends                          $ 6,364,074  $ 11,033,617
         Interest                                35,990       126,796
                                            -----------  ------------
            Total Investment Income (net
             of foreign taxes withheld of
             $515,828 and $1,269,899)         6,400,064    11,160,413
                                            -----------  ------------
         Expenses:
         Management fee                       1,762,612     3,835,667
         Administration fee                     532,058     1,195,223
         Distribution fee:
            Class B                             531,013     1,075,185
            Class C                              96,204       189,007
         Service fee:
            Class A                             178,976       424,851
            Class B                             177,004       358,395
            Class C                              32,068        63,002
         Pricing and bookkeeping fees            69,800       193,713
         Transfer agent fee                     952,674     1,758,227
         Trustees' fees                          12,471        23,741
         Custody fee                            269,987       535,341
         Other expenses                         146,938       196,749
                                            -----------  ------------
            Total Operating Expenses          4,761,805     9,849,101
         Fees and expenses waived or
           reimbursed by Advisor               (437,391)     (341,020)
         Custody earnings credit                   (644)       (1,297)
                                            -----------  ------------
            Net Operating Expenses            4,323,770     9,506,784
         Interest expense                         4,082        64,499
                                            -----------  ------------
            Net Expenses                      4,327,852     9,571,283
                                            -----------  ------------
         Net Investment Income                2,072,212     1,589,130
                                            -----------  ------------

         Net Realized And Unrealized Gain (Loss) on Investments
         and Foreign Currency:
         Net realized gain (loss) on:
            Investments                         586,614    13,323,533
            Foreign currency transactions      (209,692)     (553,549)
            Foreign capital gains tax          (200,361)           --
                                            -----------  ------------
             Net realized gain                  176,561    12,769,984
                                            -----------  ------------
         Net change in unrealized
           appreciation/depreciation on:
            Investments                      74,192,548   (61,475,526)
            Foreign currency translations        (1,195)        3,882
            Foreign capital gains tax        (2,250,269)           --
                                            -----------  ------------
             Net change in unrealized
              appreciation/depreciation      71,941,084   (61,471,644)
                                            -----------  ------------
         Net Gain (Loss)                     72,117,645   (48,701,660)
                                            -----------  ------------
         Net Increase (Decrease) in Net
           Assets From Operations           $74,189,857  $(47,112,530)
                                            -----------  ------------

(a) The Fund has changed its fiscal year from December 31 to August 31.

See notes to financial statements.

 Statements of Changes in Net Assets

                                                                            Period Ended     Year Ended December 31,
                                                                             August 31,   ----------------------------
Increase (Decrease) in Net Assets:                                            2003 (a)         2002           2001
----------------------------------------------------------------------------              -----------------------------
Operations:
Net investment income                                                      $   2,072,212  $   1,589,130  $   3,480,675
Net realized gain (loss) on investments, foreign currency transactions and
  foreign capital gains tax                                                      176,561     12,769,984     16,561,399
Net change in unrealized appreciation/depreciation on investments, foreign
  currency translations and foreign capital gains tax                         71,941,084    (61,471,644)  (130,353,256)
                                                                           -------------  -------------  -------------
Net Increase (Decrease) from operations                                       74,189,857    (47,112,530)  (110,311,182)
                                                                           -------------  -------------  -------------

Distributions declared to shareholders:
From net investment income:
   Class A                                                                            --       (522,787)    (1,930,005)
   Class B                                                                            --             --       (337,440)
   Class C                                                                            --             --        (57,192)
   Class T                                                                            --       (179,551)      (365,762)
   Class Z                                                                            --       (667,756)    (1,538,179)
                                                                           -------------  -------------  -------------
Total distributions declared to shareholders                                          --     (1,370,094)    (4,228,578)
                                                                           -------------  -------------  -------------

Share Transactions:
Class A:
   Subscriptions                                                             131,510,550    643,189,834    714,848,613
   Distributions reinvested                                                           --        463,247      1,395,674
   Redemptions                                                              (135,540,145)  (698,824,493)  (826,623,955)
                                                                           -------------  -------------  -------------
    Net Decrease                                                              (4,029,595)   (55,171,412)  (110,379,668)
                                                                           -------------  -------------  -------------
Class B:
   Subscriptions                                                               3,837,634      9,920,631     10,670,520
   Distributions reinvested                                                           --             --        291,464
   Redemptions                                                               (22,251,418)   (42,924,609)   (68,922,824)
                                                                           -------------  -------------  -------------
    Net Decrease                                                             (18,413,784)   (33,003,978)   (57,960,840)
                                                                           -------------  -------------  -------------
Class C:
   Subscriptions                                                               9,575,621     43,515,160     25,562,822
   Distributions reinvested                                                           --             --         49,574
   Redemptions                                                               (11,445,140)   (48,691,339)   (33,772,697)
                                                                           -------------  -------------  -------------
    Net Decrease                                                              (1,869,519)    (5,176,179)    (8,160,301)
                                                                           -------------  -------------  -------------
Class T:
   Subscriptions                                                                  58,308        234,399      1,693,179
   Distributions reinvested                                                           --        157,730        319,333
   Redemptions                                                                (2,469,957)    (4,265,132)    (9,184,602)
                                                                           -------------  -------------  -------------
    Net Decrease                                                              (2,411,649)    (3,873,003)    (7,172,090)
                                                                           -------------  -------------  -------------
Class Z:
   Subscriptions                                                              59,682,091    586,858,953    306,065,565
   Distributions reinvested                                                           --        575,242      1,489,425
   Redemptions                                                               (83,864,261)  (623,845,867)  (318,915,729)
   Redemption fees                                                                 9,941             --             --
                                                                           -------------  -------------  -------------
    Net Decrease                                                             (24,172,229)   (36,411,672)   (11,360,739)
                                                                           -------------  -------------  -------------
Net Decrease from Share Transactions                                         (50,896,776)  (133,636,244)  (195,033,638)
                                                                           -------------  -------------  -------------

Total Increase (Decrease) in Net Assets                                       23,293,081   (182,118,868)  (309,573,398)

See notes to financial statements.

                                                                               Period Ended    Year Ended December 31,
                                                                                August 31,   --------------------------
Increase (Decrease) in Net Assets:                                               2003 (a)        2002          2001
--------------------------------------------------------------------------------             ---------------------------
Net Assets:
Beginning of period                                                            $342,453,502  $524,572,370  $834,145,768
                                                                               ------------  ------------  ------------
End of period (including undistributed (overdistributed) net investment income
  of $1,622,391, $(234,686) and $(2,098,787), respectively)                    $365,746,583  $342,453,502  $524,572,370
                                                                               ------------  ------------  ------------

Changes in Shares:
Class A:
   Subscriptions                                                                 15,939,086    71,066,481    72,701,314
   Issued for distributions reinvested                                                   --        54,370       145,686
   Redemptions                                                                  (16,360,254)  (76,814,494)  (82,219,859)
                                                                               ------------  ------------  ------------
    Net Decrease                                                                   (421,168)   (5,693,643)   (9,372,859)
                                                                               ------------  ------------  ------------
Class B:
   Subscriptions                                                                    478,874     1,116,852     1,090,471
   Issued for distributions reinvested                                                   --            --        31,259
   Redemptions                                                                   (2,769,012)   (4,810,443)   (7,126,055)
                                                                               ------------  ------------  ------------
    Net Decrease                                                                 (2,290,138)   (3,693,591)   (6,004,325)
                                                                               ------------  ------------  ------------
Class C:
   Subscriptions                                                                  1,191,289     5,104,039     2,620,726
   Issued for distributions reinvested                                                   --            --         5,302
   Redemptions                                                                   (1,420,516)   (5,657,106)   (3,435,404)
                                                                               ------------  ------------  ------------
    Net Decrease                                                                   (229,227)     (553,067)     (809,376)
                                                                               ------------  ------------  ------------
Class T:
   Subscriptions                                                                      7,033        26,459       163,814
   Issued for distributions reinvested                                                   --        18,448        33,229
   Redemptions                                                                     (298,398)     (460,186)     (925,415)
                                                                               ------------  ------------  ------------
    Net Decrease                                                                   (291,365)     (415,279)     (728,372)
                                                                               ------------  ------------  ------------
Class Z:
   Subscriptions                                                                  7,168,711    65,769,295    31,995,936
   Issued for distributions reinvested                                                   --        67,517       155,472
   Redemptions                                                                  (10,345,294)  (69,376,873)  (33,010,087)
                                                                               ------------  ------------  ------------
    Net Decrease                                                                 (3,176,583)   (3,540,061)     (858,679)
                                                                               ------------  ------------  ------------

(a) The Fund has changed its fiscal year from December 31 to August 31.

See notes to financial statements.

 Notes to Financial Statements

August 31, 2003

Note 1. Accounting Policies

Organization:

Columbia Newport Tiger Fund (the "Fund"), (formerly Liberty Newport Tiger
Fund), a series of Columbia Funds Trust VII, (formerly Liberty Funds Trust
VII), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation by investing primarily in equity securities of companies located in the Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class T shares are sold with a front-end sales charge and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T shares and Class Z shares, as described in the Fund's prospectus.

Effective February 11, 2003, the Board of Trustees approved a change in the fiscal year from December 31 to August 31.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions:

Equity securities generally are valued at the last sale price reported at the close of the principal securities exchanges on which the investments are made or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. South Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

August 31, 2003


Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of Class Net Asset Values:

All income, expenses (other than class specific fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis, based on net assets, for purposes of determining the net asset value of each class.

Foreign Capital Gains Tax:

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 30%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the rate appropriate for each jurisdiction.

Federal Income Taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-date.

Foreign Currency Translations and Transactions:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Foreign Currency Contracts:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Redemption Fees:

Effective February 10, 2003, the Fund began imposing a 2% redemption fee to shareholders of Class Z shares who redeem shares held for 60 days or less. For the period February 10, 2003 to August 31, 2003, the redemption fee for Class Z shares amounted to $9,941. This amount, which is retained by the Fund, is accounted for as an addition to paid in capital. For the period February 10, 2003 through October 8, 2003, redemption fees were recorded as a component of paid in capital on Class Z. Effective October 9, 2003, redemption fees are allocated to paid in capital of each class proportionately for purposes of determining the net asset value of each class.

August 31, 2003

Other:

Interest income is recorded on an accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, foreign currency transactions, foreign taxes expense, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended August 31, 2003 permanent items identified and reclassified among the components of net assets are as follows:

                 Undistributed Net          Accumulated Net
                 Investment Income           Realized Loss
                 -----------------      ------------------------
                     $(215,135)                 $215,135

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the period ended August 31, 2003 and the years ended December 31, 2002 and 2001 was as follows:

                                 Period Ended      Years Ended
                                  August 31,      December 31,
                                     2003        2002       2001
                                 ------------ ---------- ----------
            Distributions paid from
              ordinary Income        $--      $1,370,094 $4,228,578

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                   Undistributed
                  Ordinary Income       Unrealized Appreciation*
                  ---------------       ------------------------
                     $1,651,923               $43,680,747
* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards, determined as of August 31, 2003, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                           Capital Loss
                        Year of Expiration Carryforward
                        ------------------ ------------
                               2006        $197,792,987
                               2007          22,164,746
                                           ------------
                                           $219,957,733
                                           ------------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

The Fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The Fund accrues such taxes as applicable.

Note 3. Fees and Compensation Paid to Affiliates

On April 1, 2003, Newport Fund Management, Inc. the investment advisor to the Fund, and Colonial Management Associates, Inc., the administrator to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Newport Fund Management and Colonial Management Associates, Inc. with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

August 31, 2003


Management Fee:

Columbia is the investment advisor of the Fund and receives a monthly fee based on the Fund's average daily net assets as follows:

              Average Daily Net Assets      Annual Fee Rate
              ------------------------  ------------------------
              First $100 million                 1.00%
              Next $1.4 billion                  0.75%
              Next $1.0 billion                  0.70%
              Over $2.5 billion                  0.65%

Administration Fee:

Columbia also provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

Pricing and Bookkeeping Fees:

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the period ended August 31, 2003, the annualized net asset based fee rate was 0.029%. The Fund also pays out-of-pocket costs for pricing services.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

At a special meeting held on October 8, 2003, the Board of Trustees approved the change of transfer agent fees structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual $28.00 charge per open account for the transfer agent fees.

Underwriting Discounts, Service and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. Effective October 13, 2003, Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor, Inc. For the period ended August 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $13,394 on sales of the Fund's Class A and Class T shares and received CDSC of $25,974, $111,345 and $3,807 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets of Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits:

Columbia has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average daily net assets.

Other:

The Fund pays no compensation to its officers, all of whom are employees of Columbia, or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $644 of custody fees were reduced by balance credits for the period ended August 31, 2003. The Fund could have invested a portion of the assets

August 31, 2003

utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 4. Portfolio Information

Investment Activity:

For the period ended August 31, 2003, purchases and sales of investments, other than short-term obligations, were $56,916,560 and $109,820,250, respectively.

Unrealized appreciation (depreciation) at August 31, 2003, based on cost of investments for both financial statement and federal income tax purposes, was:

                  Gross unrealized appreciation $ 80,022,077
                  Gross unrealized depreciation  (34,092,298)
                                                ------------
                  Net unrealized appreciation   $ 45,929,779
                                                ------------

Other:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Funds participated in a separate credit agreement with similar terms to their existing agreement. For the period ended August 31, 2003, the average daily loan balance outstanding on days where borrowings existed was $3,111,111 at a weighted average interest rate of 1.75%.

 Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                   Period Ended
                                    August 31,                      Year Ended December 31,
                                     2003 (a)      ---------------------------------------------------------
Class A Shares                    ------------         2002         2001        2000      1999       1998
-----------------------------------                ---------------------------------------------------------
Net Asset Value,
  Beginning of Period              $    8.14       $    9.38    $   11.34    $   13.47  $    7.78 $    9.02
                                   ---------       ---------    ---------    ---------  --------- ---------
Income from
  Investment
  Operations:
Net investment income (b)               0.07            0.05         0.08         0.01       0.09      0.14
Net realized and unrealized
  gain (loss) on investments,
  foreign currency and foreign
  capital gains tax                     2.03           (1.25)       (1.95)       (2.14)      5.60     (1.23)
                                   ---------       ---------    ---------    ---------  --------- ---------
    Total from Investment
     Operations                         2.10           (1.20)       (1.87)       (2.13)      5.69     (1.09)
                                   ---------       ---------    ---------    ---------  --------- ---------
Less Distributions
  Declared to
  Shareholders:
From net investment income                --           (0.04)       (0.09)          --         --     (0.15)
                                   ---------       ---------    ---------    ---------  --------- ---------
Net Asset Value,
  End of Period                    $   10.24       $    8.14    $    9.38    $   11.34  $   13.47 $    7.78
                                   ---------       ---------    ---------    ---------  --------- ---------
Total return (c)                      25.80%(d)(e)  (12.83)%(d)  (16.55)%(d)  (15.81)%     73.14%  (12.08)%
                                   ---------       ---------    ---------    ---------  --------- ---------
Ratios to Average Net
  Assets/Supplemental
  Data:
Operating expenses (f)                 1.80%(g)        1.80%        1.80%        1.71%      1.77%     1.78%
Interest expense                          --(g)(h)     0.01%           --(h)        --         --        --
Expenses (f)                           1.80%(g)        1.81%        1.80%        1.71%      1.77%     1.78%
Net investment income (f)              1.21%(g)        0.54%        0.75%        0.07%      0.97%     2.02%
Waiver/reimbursement                   0.20%(g)        0.07%           --(h)        --         --        --
Portfolio turnover rate                  18%(e)          25%          12%          25%        14%       15%
Net assets, end of period (000's)  $ 131,974       $ 108,240    $ 178,145    $ 321,671  $ 403,082 $ 250,089

(a) The Fund has changed its fiscal year end from December 31 to August 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.
(h) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                            Period
                                            Ended                        Year Ended December 31,
                                          August 31,    ---------------------------------------------------------
Class B Shares                             2003 (a)         2002         2001        2000       1999       1998
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                   $    7.90       $    9.14    $   11.05    $   13.23   $    7.70 $    8.92
                                        ---------       ---------    ---------    ---------   --------- ---------
Income from Investment
  Operations:
Net investment income (loss) (b)             0.03           (0.02)          --(c)     (0.08)       0.02      0.09
Net realized and unrealized gain (loss)
  on investments, foreign currency
  and foreign capital gains tax              1.97           (1.22)       (1.89)       (2.10)       5.51     (1.23)
                                        ---------       ---------    ---------    ---------   --------- ---------
    Total from Investment
     Operations                              2.00           (1.24)       (1.89)       (2.18)       5.53     (1.14)
                                        ---------       ---------    ---------    ---------   --------- ---------
Less Distributions
  Declared to
  Shareholders:
From net investment income                     --              --        (0.02)          --          --     (0.08)
                                        ---------       ---------    ---------    ---------   --------- ---------
Net Asset Value,
  End of Period                         $    9.90       $    7.90    $    9.14    $   11.05   $   13.23 $    7.70
                                        ---------       ---------    ---------    ---------   --------- ---------
Total return (d)                           25.32%(e)(f)  (13.57)%(e)  (17.12)%(e)  (16.48)%      71.82%  (12.77)%
                                        ---------       ---------    ---------    ---------   --------- ---------
Ratios to Average Net
  Assets/Supplemental
  Data:
Operating expenses (g)                      2.55%(h)        2.55%        2.55%        2.46%       2.52%     2.53%
Interest expense                               --(h)(i)     0.01%           --(i)        --          --        --
Expenses (g)                                2.55%(h)        2.56%        2.55%        2.46%       2.52%     2.53%
Net investment income (loss) (g)            0.49%(h)        (0.21)%         --(i)     (0.68)%     0.22%     1.27%
Waiver/reimbursement                        0.20%(h)        0.07%           --(i)        --          --        --
Portfolio turnover rate                       18%(f)          25%          12%          25%         14%       15%
Net assets, end of period (000's)       $ 118,849       $ 112,942    $ 164,354    $ 265,219   $ 407,179 $ 280,163

(a) The Fund has changed its fiscal year end from December 31 to August 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.
(i) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                Period Ended
                                 August 31,                      Year Ended December 31,
                                  2003 (a)      --------------------------------------------------------
Class C Shares                 ------------         2002         2001        2000      1999       1998
--------------------------------                ---------------------------------------------------------
Net Asset Value,
  Beginning of Period           $    7.91       $    9.15    $   11.07    $   13.25  $    7.71 $    8.94
                                ---------       ---------    ---------    ---------  --------- ---------
Income from
  Investment
  Operations:
Net investment income
  (loss) (b)                         0.03           (0.02)          --(c)     (0.08)      0.02      0.09
Net realized and unrealized
  gain (loss) on investments,
  foreign currency and foreign
  capital gains tax                  1.97           (1.22)       (1.90)       (2.10)      5.52     (1.24)
                                ---------       ---------    ---------    ---------  --------- ---------
    Total from Investment
     Operations                      2.00           (1.24)       (1.90)       (2.18)      5.54     (1.15)
                                ---------       ---------    ---------    ---------  --------- ---------
Less Distributions
  Declared to
  Shareholders:
From net investment income             --              --        (0.02)          --         --     (0.08)
                                ---------       ---------    ---------    ---------  --------- ---------
Net Asset Value,
  End of Period                 $    9.91       $    7.91    $    9.15    $   11.07  $   13.25 $    7.71
                                ---------       ---------    ---------    ---------  --------- ---------
Total return (d)                   25.28%(e)(f)  (13.55)%(e)  (17.18)%(e)  (16.45)%     71.85%  (12.89)%
                                ---------       ---------    ---------    ---------  --------- ---------
Ratios to Average Net
  Assets/
  Supplemental Data:
Operating expenses (g)              2.55%(h)        2.55%        2.55%        2.46%      2.52%     2.53%
Interest expense                       --(h)(i)     0.01%           --(i)        --         --        --
Expenses (g)                        2.55%(h)        2.56%        2.55%        2.46%      2.52%     2.53%
Net investment income
  (loss) (g)                        0.49%(h)      (0.21)%           --(i)   (0.68)%      0.22%     1.27%
Waiver/reimbursement                0.20%(h)        0.07%           --(i)        --         --        --
Portfolio turnover rate               18%(f)          25%          12%          25%        14%       15%
Net assets, end of period
  (000's)                       $  22,619       $  19,866    $  28,036    $  42,897  $  73,038 $  48,316

(a) The Fund has changed its fiscal year end from December 31 to August 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.
(i) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                         Period
                                         Ended
                                       August 31,                     Year Ended December 31,
                                        2003 (a)     ---------------------------------------------------------
Class T Shares                                           2002         2001        2000      1999       1998
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                $    8.16       $    9.41    $   11.38    $   13.48  $    7.77 $    9.01
                                     ---------       ---------    ---------    ---------  --------- ---------
Income from Investment
  Operations:
Net investment income (b)                 0.08            0.08         0.10         0.04       0.12      0.16
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and foreign capital gains
  tax                                     2.05           (1.27)       (1.96)       (2.14)      5.59     (1.23)
                                     ---------       ---------    ---------    ---------  --------- ---------
    Total from Investment
     Operations                           2.13           (1.19)       (1.86)       (2.10)      5.71     (1.07)
                                     ---------       ---------    ---------    ---------  --------- ---------
Less Distributions
  Declared to
  Shareholders:
From net investment income                  --           (0.06)       (0.11)          --         --     (0.17)
                                     ---------       ---------    ---------    ---------  --------- ---------
Net Asset Value,
  End of Period                      $   10.29       $    8.16    $    9.41    $   11.38  $   13.48 $    7.77
                                     ---------       ---------    ---------    ---------  --------- ---------
Total return (c)                        26.10%(d)(e)  (12.68)%(d)  (16.39)%(d)  (15.58)%     73.49%  (11.87)%
                                     ---------       ---------    ---------    ---------  --------- ---------
Ratios to Average Net
  Assets/Supplemental
  Data:
Operating expenses (f)                   1.55%(g)        1.55%        1.55%        1.46%      1.52%     1.53%
Interest expense                            --(g)(h)     0.01%           --(h)        --         --        --
Expenses (f)                             1.55%(g)        1.56%        1.55%        1.46%      1.52%     1.53%
Net investment income (f)                1.50%(g)        0.79%        1.00%        0.32%      1.22%     2.27%
Waiver/reimbursement                     0.20%(g)        0.07%           --(h)        --         --        --
Portfolio turnover rate                    18%(e)          25%          12%          25%        14%       15%
Net assets, end of period (000's)    $  27,501       $  24,180    $  31,782    $  46,733  $  69,503 $  51,526

(a) The Fund has changed its fiscal year end from December 31 to August 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.
(h) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                         Period
                                         Ended                        Year Ended December 31,
                                       August 31,    ---------------------------------------------------------
Class Z Shares                          2003 (a)         2002         2001        2000      1999       1998
--------------------------------------               ---------------------------------------------------------
Net Asset Value,
  Beginning of Period                $    8.14       $    9.38    $   11.35    $   13.46  $    7.75 $    9.01
                                     ---------       ---------    ---------    ---------  --------- ---------
Income from Investment
  Operations:
Net investment income (b)                 0.07            0.08         0.10         0.04       0.12      0.16
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and foreign capital gains
  tax                                     2.05           (1.26)       (1.96)       (2.15)      5.59     (1.25)
                                     ---------       ---------    ---------    ---------  --------- ---------
    Total from Investment
     Operations                           2.12           (1.18)       (1.86)       (2.11)      5.71     (1.09)
                                     ---------       ---------    ---------    ---------  --------- ---------
Less Distributions Declared
  to Shareholders:
From net investment income                  --           (0.06)       (0.11)          --         --     (0.17)
                                     ---------       ---------    ---------    ---------  --------- ---------
Redemption Fees:
Redemption fees added to
  paid-in capital                           --(c)           --           --           --         --        --
Net Asset Value,
  End of Period                      $   10.26       $    8.14    $    9.38    $   11.35  $   13.46 $    7.75
                                     ---------       ---------    ---------    ---------  --------- ---------
Total return (d)                        26.04%(e)(f)  (12.61)%(e)  (16.43)%(e)  (15.68)%     73.68%  (12.09)%
                                     ---------       ---------    ---------    ---------  --------- ---------
Ratios to Average Net
  Assets/Supplemental Data:
Operating expenses (g)                   1.55%(h)        1.55%        1.55%        1.46%      1.52%     1.53%
Interest expense                            --(h)(i)     0.01%           --(i)        --         --        --
Expenses (g)                             1.55%(h)        1.56%        1.55%        1.46%      1.52%     1.53%
Net investment income (g)                1.31%(h)        0.79%        1.00%        0.32%      1.22%     2.27%
Waiver/reimbursement                     0.20%(h)        0.07%           --(i)        --         --        --
Portfolio turnover rate                    18%(f)          25%          12%          25%        14%       15%
Net assets, end of period (000's)    $  64,803       $  77,225    $ 122,255    $ 157,606  $ 214,498 $ 138,988

(a) The Fund has changed its fiscal year end from December 31 to August 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.
(i) Rounds to less than 0.01%.

 Report of Independent Accountants

To the Trustees of Columbia Funds Trust VII and the Shareholders of Columbia Newport Tiger Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Newport Tiger Fund (the "Fund") (formerly Liberty Newport Tiger Fund) (a series of Columbia Funds Trust
VII) (formerly Liberty Funds Trust VII) at August 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2003

 Unaudited Information

Federal Income Tax Information

Foreign taxes paid during the period ended August 31, 2003, amounting to $716,189 ($0.02 per share) are expected to be passed through to shareholders as 100% allowable foreign tax credits on Form 1099-DIV for the year ending December 31, 2003.

Gross income derived from sources within foreign countries amounted to $6,824,726 ($0.19 per share) for the period ended August 31, 2003.

 Trustees

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 12 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 12 funds in the CMG Fund Trust. The new combined Board of Trustees of the Fund now oversees 124 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of those trustees also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                Number of
                                       Year First                                             Portfolios in
                              Position Elected or                                             Columbia Funds
                                with    Appointed           Principal Occupation(s)          Complex Overseen
Name, Address and Age          Funds   to Office/1/         During Past Five Years              by Trustee
--------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (Age 48)    Trustee     1996      Executive Vice President - Strategy of            124
P.O. Box 66100                                      United Airlines (airline) since
Chicago, IL 60666                                   December, 2002 (formerly President of
                                                    UAL Loyalty Services (airline) from
                                                    September, 2001 to December, 2002;
                                                    Executive Vice President and Chief
                                                    Financial Officer of United Airlines
                                                    from March, 1993 to September, 2001;
                                                    Senior Vice President and Chief
                                                    Financial Officer of UAL, Inc. prior
                                                    thereto).

Janet Langford Kelly (Age 45) Trustee     1996      Chief Administrative Officer and Senior           124
3100 West Beaver Road                               Vice President, Kmart Holding
Troy, MI 48084-3163                                 Corporation since September, 2003
                                                    (formerly Executive Vice
                                                    President-Corporate Development and
                                                    Administration, General Counsel and
                                                    Secretary, Kellogg Company (food
                                                    manufacturer), from September, 1999 to
                                                    August, 2003; Senior Vice President,
                                                    Secretary and General Counsel, Sara Lee
                                                    Corporation (branded, packaged,
                                                    consumer-products manufacturer) from
                                                    January, 1995 to September, 1999).

Richard W. Lowry (Age 67)     Trustee     1995      Private Investor since August, 1987            126/3/
10701 Charleston Drive                              (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                Officer, U.S. Plywood Corporation
                                                    (building products manufacturer)).

Charles R. Nelson (Age 61)    Trustee     1981      Professor of Economics, University of             124
Department of Economics                             Washington, since January, 1976; Ford
University of Washington                            and Louisa Van Voorhis Professor of
Seattle, WA 98195                                   Political Economy, University of
                                                    Washington, since September, 1993;
                                                    Director, Institute for Economic
                                                    Research, University of Washington,
                                                    since September, 2001; Adjunct
                                                    Professor of Statistics, University of
                                                    Washington, since September, 1980;
                                                    Associate Editor, Journal of Money
                                                    Credit and Banking, since September,
                                                    1993; consultant on econometric and
                                                    statistical matters.

John J. Neuhauser (Age 60)    Trustee     1985      Academic Vice President and Dean of          127/3,4/
84 College Road                                     Faculties since August, 1999, Boston
Chestnut Hill, MA 02467-3838                        College (formerly Dean, Boston College
                                                    School of Management from September,
                                                    1977 to September, 1999.

Patrick J. Simpson (Age 58)   Trustee     2000      Partner, Perkins Coie L.L.P. (formerly            124
1211 S.W. 5th Avenue                                Partner, Stoel Rives Boley Jones &
Suite 1500                                          Grey).
Portland, OR 97204

Thomas E. Stitzel (Age 67)    Trustee     1998      Business Consultant since 1999                    124
2208 Tawny Woods Place                              (formerly Professor of Finance from
Boise, ID 83706                                     1975 to 1999 and Dean from 1977 to
                                                    1991, College of Business, Boise State
                                                    University); Chartered Financial
                                                    Analyst.


                                                       Other
        Principal Occupation(s)                    Directorships
        During Past Five Years                         Held
---------------------------------------------------------------------------

Executive Vice President - Strategy of                  None
United Airlines (airline) since
December, 2002 (formerly President of
UAL Loyalty Services (airline) from
September, 2001 to December, 2002;
Executive Vice President and Chief
Financial Officer of United Airlines
from March, 1993 to September, 2001;
Senior Vice President and Chief
Financial Officer of UAL, Inc. prior
thereto).

Chief Administrative Officer and Senior                 None
Vice President, Kmart Holding
Corporation since September, 2003
(formerly Executive Vice
President-Corporate Development and
Administration, General Counsel and
Secretary, Kellogg Company (food
manufacturer), from September, 1999 to
August, 2003; Senior Vice President,
Secretary and General Counsel, Sara Lee
Corporation (branded, packaged,
consumer-products manufacturer) from
January, 1995 to September, 1999).

Private Investor since August, 1987                     None
(formerly Chairman and Chief Executive
Officer, U.S. Plywood Corporation
(building products manufacturer)).

Professor of Economics, University of                   None
Washington, since January, 1976; Ford
and Louisa Van Voorhis Professor of
Political Economy, University of
Washington, since September, 1993;
Director, Institute for Economic
Research, University of Washington,
since September, 2001; Adjunct
Professor of Statistics, University of
Washington, since September, 1980;
Associate Editor, Journal of Money
Credit and Banking, since September,
1993; consultant on econometric and
statistical matters.

Academic Vice President and Dean of      Saucony, Inc. (athletic footwear);
Faculties since August, 1999, Boston              SkillSoft Corp.
College (formerly Dean, Boston College              (E-Learning)
School of Management from September,
1977 to September, 1999.

Partner, Perkins Coie L.L.P. (formerly                  None
Partner, Stoel Rives Boley Jones &
Grey).


Business Consultant since 1999                          None
(formerly Professor of Finance from
1975 to 1999 and Dean from 1977 to
1991, College of Business, Boise State
University); Chartered Financial
Analyst.

                                                                                                 Number of
                                        Year First                                             Portfolios in
                              Position  Elected or                                             Columbia Funds
                                with     Appointed           Principal Occupation(s)          Complex Overseen
Name, Address and Age          Funds    to Office/1/         During Past Five Years              by Trustee
---------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (Age 66)    Trustee     1996      Managing Director, William Blair                 124
27 West Monroe Street,                               Capital Partners (private equity
Suite 3500                                           investing) since September, 1994
Chicago, IL 60606                                    (formerly Chief Executive Officer and
                                                     Chairman of the Board of Directors,
                                                     Continental Bank Corporation prior
                                                     thereto).

Anne-Lee Verville (Age 58)     Trustee     1998      Author and speaker on educational             125/4/
359 Stickney Hill Road                               systems needs (formerly General
Hopkinton, NH 03229                                  Manager, Global Education Industry from
                                                     1994 to 1997, and President,
                                                     Applications Solutions Division from
                                                     1991 to 1994, IBM Corporation (global
                                                     education and global applications)).

Richard L. Woolworth (Age 62)  Trustee     1991      Chairman and Chief Executive Officer,            124
100 S.W. Market Street                               The Regence Group (healthcare
#1500                                                maintenance organization) (formerly
Portland, OR 97207                                   Chairman and Chief Executive Officer,
                                                     BlueCross BlueShield of Oregon;
                                                     Certified Public Accountant, Arthur
                                                     Young & Company).

Interested Trustees
William E. Mayer/2/ (Age 63)   Trustee     1994      Managing Partner, Park Avenue Equity          126/3/
399 Park Avenue                                      Partners (private equity) since
Suite 3204                                           February, 1999 (formerly Founding
New York, NY 10022                                   Partner, Development Capital LLC from
                                                     November 1996 to February, 1999; Dean
                                                     and Professor, College of Business and
                                                     Management, University of Maryland from
                                                     October, 1992 to November, 1996).

Joseph R. Palombo/2/ (Age 50) Trustee,     2000      Executive Vice President and Chief            125/5/
One Financial Center          Chairman               Operating Officer of Columbia
Boston, MA 02111               of the                Management Group, Inc. (Columbia
                                Board                Management) since December, 2001 and
                                 and                 Director, Executive Vice President and
                              President              Chief Operating Officer of the Advisor
                                                     since April, 2003 (formerly Chief
                                                     Operations Officer of Mutual Funds,
                                                     Liberty Financial Companies, Inc. from
                                                     August, 2000 to November, 2001;
                                                     Executive Vice President of Stein Roe &
                                                     Farnham Incorporated (Stein Roe) from
                                                     April, 1999 to April, 2003; Director of
                                                     Colonial Management Associates, Inc.
                                                     (Colonial) from April, 1999 to April,
                                                     2003; Director of Stein Roe from
                                                     September, 2000 to April, 2003)
                                                     President of Columbia Funds and Galaxy
                                                     Funds since February, 2003 (formerly
                                                     Vice President from September 2002 to
                                                     February 2003); Manager of Stein Roe
                                                     Floating Rate Limited Liability Company
                                                     since October, 2000; (formerly Vice
                                                     President of the Columbia Funds from
                                                     April, 1999 to August, 2000; Chief
                                                     Operating Officer and Chief Compliance
                                                     Officer, Putnam Mutual Funds from
                                                     December, 1993 to March, 1999).


                                                      Other
        Principal Occupation(s)                   Directorships
        During Past Five Years                        Held
------------------------------------------------------------------------

Managing Director, William Blair         Anixter International (network
Capital Partners (private equity         support equipment distributor),
investing) since September, 1994         Jones Lang LaSalle (real estate
(formerly Chief Executive Officer and       management services) and
Chairman of the Board of Directors,       MONY Group (life insurance).
Continental Bank Corporation prior
thereto).

Author and speaker on educational           Chairman of the Board of
systems needs (formerly General           Directors, Enesco Group, Inc.
Manager, Global Education Industry from      (designer, importer and
1994 to 1997, and President,               distributor of giftware and
Applications Solutions Division from             collectibles).
1991 to 1994, IBM Corporation (global
education and global applications)).

Chairman and Chief Executive Officer,       NW Natural, a natural gas
The Regence Group (healthcare                   service provider
maintenance organization) (formerly
Chairman and Chief Executive Officer,
BlueCross BlueShield of Oregon;
Certified Public Accountant, Arthur
Young & Company).


Managing Partner, Park Avenue Equity     Lee Enterprises (print media),
Partners (private equity) since           WR Hambrecht + Co. (financial
February, 1999 (formerly Founding          service provider) and First
Partner, Development Capital LLC from         Health (healthcare).
November 1996 to February, 1999; Dean
and Professor, College of Business and
Management, University of Maryland from
October, 1992 to November, 1996).

Executive Vice President and Chief                    None
Operating Officer of Columbia
Management Group, Inc. (Columbia
Management) since December, 2001 and
Director, Executive Vice President and
Chief Operating Officer of the Advisor
since April, 2003 (formerly Chief
Operations Officer of Mutual Funds,
Liberty Financial Companies, Inc. from
August, 2000 to November, 2001;
Executive Vice President of Stein Roe &
Farnham Incorporated (Stein Roe) from
April, 1999 to April, 2003; Director of
Colonial Management Associates, Inc.
(Colonial) from April, 1999 to April,
2003; Director of Stein Roe from
September, 2000 to April, 2003)
President of Columbia Funds and Galaxy
Funds since February, 2003 (formerly
Vice President from September 2002 to
February 2003); Manager of Stein Roe
Floating Rate Limited Liability Company
since October, 2000; (formerly Vice
President of the Columbia Funds from
April, 1999 to August, 2000; Chief
Operating Officer and Chief Compliance
Officer, Putnam Mutual Funds from
December, 1993 to March, 1999).

/1/ In December 2000, the boards of each of the former Liberty Funds and former
    Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Funds (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex).
/2/ Mr. Mayer is an "interested person" (as defined in the Investment Company
    Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
/3/ Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
/4/ Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
/5/ Mr. Palombo also serves as an interested director of Columbia Management
    Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

 Officers and Transfer Agent

                                               Year First
                                               Elected or
                               Position with   Appointed
Name, Address and Age          Columbia Funds  to Office   Principal Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------
Officers
Vicki L. Benjamin (Age 42)    Chief Accounting    2001    Controller of the Columbia Funds and of the
One Financial Center            Officer and               Liberty All-Star Funds since May, 2002; Chief
Boston, MA 02111                 Controller               Accounting Officer of the Columbia Funds and
                                                          Liberty All-Star Funds since June, 2001;
                                                          Controller and Chief Accounting Officer of the
                                                          Galaxy Funds since September, 2002 (formerly Vice
                                                          President, Corporate Audit, State Street Bank and
                                                          Trust Company from May, 1998 to April, 2001;
                                                          Audit Manager from July, 1994 to June, 1997;
                                                          Senior Audit Manager from July, 1997 to May,
                                                          1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)    Treasurer        2000    Treasurer of the Columbia Funds and of the
One Financial Center                                      Liberty All-Star Funds since December, 2000; Vice
Boston, MA 02111                                          President of the Advisor since April, 2003
                                                          (formerly Controller of the Liberty Funds and of
                                                          the Liberty All-Star Funds from February, 1998 to
                                                          October, 2000); Treasurer of the Galaxy Funds
                                                          since September, 2002; Treasurer, Columbia
                                                          Management Multi-Strategy Hedge Fund, LLC since
                                                          December, 2002 (formerly Vice President of
                                                          Colonial from February, 1998 to October, 2000 and
                                                          Senior Tax Manager, Coopers & Lybrand, LLP from
                                                          April, 1996 to January, 1998).

Important Information About This Report
The Transfer Agent for Columbia Newport Tiger Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Newport Tiger Fund

-
Columbia Newport Tiger Fund Annual Report, August 31, 2003

[LOGO](R) ColumbiaFunds

A Member of Columbia Management Group

(c)2003 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750 WWW.columbiafunds.com

                                               732-02/207P-0803 (10/03) 03/2924

                                   PRSRT STD
                                 U.S. Postage
                                     PAID
                          Holliston, MA Permit NO. 20

                                    [GRAPHIC]


                                   Columbia
                                  Europe Fund

                                 Annual Report
                                August 31, 2003

                          We are now Columbia Funds!

 INSIDE -- Management's discussion of the changes effective as of October 13,
                                     2003.

 President's Message

[PHOTO]



Dear Shareholder:

As you know, the fund you invest in has long been associated with a larger investment management organization. In the 1990s, it was affiliated with Liberty Financial, whose asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms that were brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step forward in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Newport Europe Fund was changed to Columbia Europe Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands.

As a result of these fund name changes, most fund CUSIP numbers have changed. (A CUSIP is a unique identification number assigned to each class of a mutual fund by the Committee on Uniform Security Identification Procedures.) However, ticker symbols have not changed. A list of new fund names and and other information related to these changes are available at www.columbiafunds.com, our new website address.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for our shareholders to do business with us. All funds will be listed under the "Columbia" name in the mutual fund listings section of your newspaper (as long as they meet the newspaper's listing requirements). All service inquires will be handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What will not change is our commitment to fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call shareholder services at 800-345-6611.

In the report that follows, your portfolio manager talks in depth about investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palumbo
Joseph R. Palombo
President

  Net asset value per share as of 8/31/03 ($)

                                  Class A 7.84
                                  Class B 7.61
                                  Class C 7.55
                                  Class Z 8.00

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

 Performance Information

Value of a $10,000 investment 11/8/99 - 8/31/03

 Performance of a $10,000 investment 11/8/99 - 8/31/03 ($)

                                without sales with sales
                                   charge       charge
                        --------------------------------
                        Class A     7,590       7,153
                        --------------------------------
                        Class B     7,367       7,146
                        --------------------------------
                        Class C     7,309       7,309
                        --------------------------------
                        Class Z     7,744         n/a

                                     [CHART]

            Class A Shares      Class A Shares          MSCI
                Without           With Sales           Europe
              Sales Charge          Charge             Index
           ----------------    ----------------     ------------
11/1999         $10,707            $10,091            $10,270
12/1999          12,527             11,807             11,323
 1/2000          11,733             11,058             10,517
 2/2000          13,621             12,838             11,064
 3/2000          12,933             12,189             11,331
 4/2000          12,197             11,496             10,831
 5/2000          11,887             11,204             10,743
 6/2000          11,771             11,094             10,974
 7/2000          11,877             11,194             10,798
 8/2000          11,867             11,185             10,671
 9/2000          11,490             10,829             10,171
10/2000          11,151             10,510             10,094
11/2000          10,628             10,017              9,703
12/2000          11,373             10,719             10,372
 1/2001          10,948             10,318             10,377
 2/2001          10,116              9,534              9,466
 3/2001           9,128              8,603              8,760
 4/2001           9,564              9,014              9,383
 5/2001           9,195              8,667              8,925
 6/2001           9,089              8,566              8,587
 7/2001           9,021              8,502              8,609
 8/2001           9,108              8,584              8,385
 9/2001           8,324              7,845              7,548
10/2001           8,305              7,827              7,788
11/2001           8,469              7,982              8,100
12/2001           8,663              8,165              8,308
 1/2002           8,237              7,763              7,873
 2/2002           8,266              7,790              7,872
 3/2002           8,527              8,037              8,298
 4/2002           8,440              7,955              8,235
 5/2002           8,237              7,763              8,210
 6/2002           8,111              7,644              7,925
 7/2002           7,230              6,814              7,043
 8/2002           7,181              6,768              7,041
 9/2002           6,417              6,048              6,115
10/2002           6,775              6,385              6,706
11/2002           7,046              6,640              7,035
12/2002           6,745              6,358              6,780
 1/2003           6,455              6,084              6,459
 2/2003           6,388              6,020              6,249
 3/2003           6,427              6,057              6,156
 4/2003           7,007              6,605              6,986
 5/2003           7,443              7,015              7,439
 6/2003           7,395              6,970              7,511
 7/2003           7,540              7,106              7,663
 8/2003           7,590              7,153              7,649



Mutual fund performance changes over time. Please visit www.columbiafunds.com for daily performance updates.
Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table don't reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Morgan Stanley Capital International (MSCI) Europe Index is a broad-based, unmanaged index that tracks the performance of European stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index. Index performance is from October 31, 1999.

        Average annual total return as of 8/31/03 (%)
        Share class       A              B              C           Z
        Inception      11/8/99        11/8/99        11/8/99     11/8/99
        ----------------------------------------------------------------
                    without  with  without  with  without  with  without
                     sales  sales   sales  sales   sales  sales   sales
                    charge  charge charge  charge charge  charge charge
        ----------------------------------------------------------------
        1-year        5.66   -0.42   4.82   -0.18   3.99    2.99   8.25
        ----------------------------------------------------------------
        Life         -6.96   -8.39  -7.68   -8.42  -7.88   -7.88  -6.47
        ----------------------------------------------------------------

        Average annual total return as of 6/30/03 (%)
        Share class       A              B              C           Z
        ----------------------------------------------------------------
                    without  with  without  with  without  with  without
                     sales  sales   sales  sales   sales  sales   sales
                    charge  charge charge  charge charge  charge charge
        ----------------------------------------------------------------
        1-year       -8.83  -14.07  -9.51  -14.04 -10.23  -11.13  -4.18
        ----------------------------------------------------------------
        Life         -7.93   -9.41  -8.66   -9.42  -8.83   -8.83  -7.40
        ----------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes varies based on differences in sales charges and fees associated with each class.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

 Portfolio Managers' Report

                   Top 10 holdings as of 8/31/03 (%)
                   Vodafone Group                                  3.6
                   Amadeus Global Travel Distribution              3.3
                   BP PLC                                          3.3
                   Telefonica                                      3.1
                   Credit Suisse                                   3.0
                   Standard Chartered                              2.9
                   BHP Billiton                                    2.8
                   Novartis                                        2.7
                   Anglo Irish Bank                                2.4
                   Noble Biocare Holding                           2.3

                   Top 5 countries as of 8/31/03 (%)
                   United Kingdom                                 29.8
                   France                                         14.5
                   Spain                                          11.2
                   Switzerland                                    10.0
                   Netherlands                                     7.3

                   Top 5 countries and top 10 holdings are calculated as a percentage of total investments and net assets, respectively. Since the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings or countries in the future.

                   Bought
                   --------------------------------
                   Burberry (0.6% of net assets)
                   This company is focused on redesigning its products and
                   retail stores and repositioning its brand in the luxury sector, an area that we believe should do well as economic growth
                   improves. The stock is selling at a discount to its peers, despite its higher expected growth rate.

                   Sold
                   --------------------------------
                   Heineken
                   This Dutch brewing company was overvalued and running
                   out of growth prospects. We lost confidence in its ability to meet the market's expectations.

For the 12-month period ended August 31, 2003, Columbia Europe Fund class A shares returned 5.66% without sales charge. The fund underperformed both its benchmark and peer group. The MSCI Europe Index returned 8.62% for the period, and the average return for the Lipper European Region Funds Category was 7.42%./1/ We believe the fund's emphasis on defensive stocks at the outset of the international stock market rally, along with our focus on high-quality growth stocks, hampered relative returns as economically-sensitive and lower-quality stocks moved into investor favor. In addition, the fund was underweight relative to the MSCI Europe Index in Germany and Greece, where stocks rose sharply.

Responding to a rapid global economic revival
Early in the period, the fund was positioned defensively in sectors that we believed would do well in a poor economic environment. These positions included consumer staples, utility and health care stocks. This focus held back the fund's performance because stocks tied to an improving economy led performance when international stock markets rallied in the last calendar quarter of 2002.

Early in 2003, we began to add more companies that had the potential to do well in an improving economy and sell defensive stocks, which had become expensive. However, economically-sensitive stocks rebounded earlier than we expected, and the fund did not take full advantage of a second run-up in stocks, which occurred in the second calendar quarter of 2003.

The fund emphasizes high-quality growth companies with good balance sheets and strong management. Unfortunately, as international stock markets rallied many of the best performers were low-quality companies with large amounts of debt. The fund does not invest in these types of companies. The fund was also underweight in Germany and Greece, countries whose stock markets rose sharply. We began increasing our stake in Germany, attracted by an improving economy, corporate restructurings and cheap stock valuations.

Undervalued companies were plentiful
In selecting stocks, we found undervalued growth companies in a variety of sectors. In the consumer discretionary area, we added Burberry Group PLC

------------
/1/ Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

(0.6% of net assets), a London-based retailer that makes luxury apparel and other goods./2/ Burberry is repositioning its brand and redesigning its product line and retail stores. The stock was attractively valued and was a positive contributor to performance.

We found value in the technology sector, where valuations were at historically low levels. For example, we invested in ARM Holdings PLC (0.7% of net assets). Based in London, ARM Holdings designs semiconductor chips for wireless telephones and other hand-held devices. The stock rallied nicely. In addition, the fund also added to its stake in software and Internet stocks, which rebounded from their earlier lows.

In the financial sector we moved away from retail banks and added investment banks. We purchased Credit Suisse Group (3.0% of net assets), which over the past few years has done extensive cost-cutting. The stock was also attractively valued, with good earnings prospects. Credit Suisse posted strong gains during the period, and has the potential to do well going forward if equity markets remain strong and merger and acquisition activity picks up.

Western and Eastern Europe offered opportunity
During the period, we continued to favor Spain, which continued to experience the biggest gross domestic product (GDP) growth of all the large European Union countries. We also began seeking opportunities in Eastern Europe, favoring countries with strong GDP growth that are scheduled to enter the European Union next year. Poland, Hungary, the Czech Republic and Russia were of particular interest. We added Erste Bank der Oesterreichischen Sparkassen AG (0.8% of net assets), an Austrian-based bank whose sales come from the Czech Republic and Slovenia. We also established a small position in Russia's Norilsk Nickel Sponsored ADR (0.3% of net assets), the world's leading miner of nickel, platinum and palladium.
------------
/2/ Holdings are disclosed as of August 31, 2003, and are subject to change.

A better European economy
We are optimistic about the potential for a European economic rebound. Many companies have restructured their businesses. Unemployment rates have stabilized, and factory orders have moved higher, even as inventories have declined. Consumer and business confidence has picked up. We believe the portfolio is well positioned to benefit from this more positive economic environment.

              /s/ Deborah F. Snee       /s/ Penny L. Burgess

Deborah F. Snee and Penny L. Burgess are the portfolio managers of Columbia Europe Fund. Deborah Snee has co-managed the fund since November 1999. Penny Burgess has co-managed the fund since February, 2003.


 International investing offers significant long-term growth potential, but also involves certain risks. These risks include currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. A portfolio of stocks from a single region poses additional risks due to limited diversification.

 A concentration of investments in a specific sector, such as the financial sector, may cause the fund to experience increased volatility.

 Top 5 Sectors as of 8/31/03 (%)

                                     [CHART]

Financials                  23.8
Industrials                 13.7
Consumer discretionary      12.2
Health care                 11.2
Information technology       8.6


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain this breakdown in the future.

 Investment Portfolio

August 31, 2003

              Common Stocks - 96.1%              Shares      Value
              ----------------------------------------------------
              CONSUMER DISCRETIONARY - 12.2%
              Consumer Durables & Apparel - 1.0%
              Puma AG                               300 $   34,102
                                                        ----------
              Hotels, Restaurants & Leisure - 1.4%
              Accor SA (a)                        1,325     51,696
                                                        ----------
              Media - 6.5%
              British Sky Broadcasting Group
               PLC (a)                            6,800     71,013
              JC Decaux SA (a)                    2,700     35,975
              Pearson PLC                         7,600     74,092
              VNU N.V.                            1,700     52,890
                                                        ----------
                                                           233,970
                                                        ----------
              Specialty Retail - 3.3%
              Burberry Group PLC                  4,100     21,020
              Kesa Electricals PLC (a)            3,240     11,423
              Kingfisher PLC                     10,340     44,367
              LVMH Moet Hennessy
               Louis Vuitton SA (a)                 700     42,133
                                                        ----------
                                                           118,943
                                                        ----------
              ----------------------------------------------------
              CONSUMER STAPLES - 5.5%
              Beverages - 1.5%
              Pernod-Ricard SA                      625     53,696
                                                        ----------
              Food Products - 1.0%
              Nestle SA                             160     34,866
                                                        ----------
              Household Products - 1.5%
              Reckitt Benckiser PLC               2,900     54,440
                                                        ----------
              Personal Products - 0.6%
              L'Oreal SA                            300     20,877
                                                        ----------
              Tobacco - 0.9%
              Imperial Tobacco Group PLC          2,200     34,289
                                                        ----------
              ----------------------------------------------------
              ENERGY - 5.8%
              Oil & Gas - 5.8%
              BP PLC                             17,700    119,784
              Eni S.p.A.                          2,800     42,356
              TotalFinaElf SA                       300     46,074
                                                        ----------
                                                           208,214
                                                        ----------
              ----------------------------------------------------
              FINANCIALS - 23.8%
              Banks - 17.8%
              Anglo Irish Bank Corp. PLC          8,800     87,165
              Banco Popular Espanol SA              685     30,875
              Banco Santander Central Hispano SA  8,500     72,607
              Barclays PLC                        4,583     33,257
              Credit Agricole SA                  4,228     80,411
              Credit Suisse Group                 3,460    108,152

                                                  Shares      Value
             ------------------------------------------------------
             Erste Bank der Oesterreichischen
              Sparkassen AG                          300 $   27,671
             Royal Bank of Scotland Group PLC      1,357     33,694
             Standard Chartered PLC                7,700    102,762
             UniCredito Italiano S.p.A.           13,300     61,848
                                                         ----------
                                                            638,442
                                                         ----------
             Diversified Financials - 6.0%
             Allianz AG                              700     62,495
             Euronext N.V.                           700     17,561
             ING Groep N.V.                        3,438     67,125
             Irish Life & Permanent PLC            5,700     67,801
                                                         ----------
                                                            214,982
                                                         ----------
             ------------------------------------------------------
             HEALTH CARE - 11.2%
             Health Care Equipment & Services - 3.8%
             Nobel Biocare Holding AG              1,058     84,094
             Smith & Nephew PLC                    5,600     35,866
             SSL International PLC                 3,700     18,395
                                                         ----------
                                                            138,355
                                                         ----------
             Pharmaceuticals - 7.4%
             GlaxoSmithKline PLC, ADR                775     30,093
             Novartis AG, Registered Shares        2,600     95,667
             Sanofi-Synthelabo SA                    612     34,447
             Stada Arzneimittel AG                   400     23,192
             Taro Pharmaceuticals
              Industries Ltd. (a)                    200     10,798
             Teva Pharmaceutical Industries Ltd.,
              ADR                                  1,200     70,454
                                                         ----------
                                                            264,651
                                                         ----------
             ------------------------------------------------------
             INDUSTRIALS - 13.7%
             Commercial Services & Supplies - 1.7%
             Adecco SA                               590     29,845
             Capita Group PLC                      7,900     30,065
                                                         ----------
                                                             59,910
                                                         ----------
             Electrical Components & Equipment - 4.1%
             Koninklijke (Royal) Philips
              Electronics N.V.                     3,100     75,657
             Siemens AG                              600     37,202
             Smiths Group PLC                      3,000     33,317
                                                         ----------
                                                            146,176
                                                         ----------
             Machinery - 2.1%
             Atlas Copco AB, Class B               1,200     33,002
             Linde AG                                600     25,138
             Singulus Technologies AG (a)            900     19,163
                                                         ----------
                                                             77,303
                                                         ----------

See notes to investment portfolio.

August 31, 2003

              Common Stocks (continued)          Shares      Value
              ----------------------------------------------------
              INDUSTRIALS (continued)
              Transportation - 5.8%
              Amadeus Global Travel Distribution
               SA, Class A                       17,900 $  120,038
              BAA PLC                             5,047     36,305
              Fraport AG                            700     18,585
              Ryanair Holdings PLC (a)            5,000     34,245
                                                        ----------
                                                           209,173
                                                        ----------
              ----------------------------------------------------
              INFORMATION TECHNOLOGY - 8.6%
              Computers & Peripherals - 0.3%
              Logitech International SA (a)         400     12,860
                                                        ----------
              Information Technology Consulting & Services - 1.6%
              Indra Sistemas SA                   5,100     56,515
                                                        ----------
              Internet Software & Services - 1.0%
              T-Online International AG (a)       3,300     35,372
                                                        ----------
              Semiconductors - 3.5%
              ARM Holdings PLC (a)               14,600     26,026
              ASML Holding N.V.                   4,500     70,991
              STMicroelectronics N.V.             1,204     29,980
                                                        ----------
                                                           126,997
                                                        ----------
              Software - 2.2%
              Dassault Systemes SA                2,151     77,799
                                                        ----------
              ----------------------------------------------------
              MATERIALS - 5.6%
              Chemicals - 1.0%
              L'Air Liquide SA                      262     37,674
                                                        ----------
              Metals & Mining - 3.2%
              BHP Billiton PLC                   15,600    102,250
              Norilsk Nickel, ADR                   300     11,895
                                                        ----------
                                                           114,145
                                                        ----------
              Paper & Forest Products - 1.4%
              Stora Enso Oyj, Class R             1,500     19,557
              UPM-Kymmene Oyj                     1,600     29,023
                                                        ----------
                                                            48,580
                                                        ----------
              ----------------------------------------------------
              TELECOMMUNICATION SERVICES - 8.0%
              Diversified Telecommunication Services - 3.9%
              Telecom Italia S.p.A. (a)          12,543     29,509
              Telefonica SA, ADR                  9,363    110,343
                                                        ----------
                                                           139,852
                                                        ----------
              Wireless Telecommunication Services - 4.1%
              Telefonica Moviles SA (a)           2,189     17,134
              Vodafone Group PLC                 70,079    127,961
                                                        ----------
                                                           145,095
                                                        ----------

                                                 Shares       Value
            -------------------------------------------------------
            UTILITIES - 1.7%
            Gas Utilities - 1.7%
            National Grid Transco PLC             7,300 $   44,595
            Snam Rete Gas S.p.A.                  4,400     16,108
                                                        ----------
                                                            60,703
                                                        ----------

            Total Common Stocks - 96.1%
            (cost of $3,103,937)                         3,449,677
                                                        ----------

            Short-Term Obligation - 5.3%            Par
            -------------------------------------------------------
            Repurchase agreement with State
             Street Bank & Trust Co., dated
             08/29/03, due 09/02/03 at 0.940%,
             collateralized by a U.S. Treasury
             Note maturing 05/15/16, market
             value of $199,400 (repurchase
             proceeds $191,020)
             (cost of $191,000)                $191,000    191,000
                                                        ----------

            Total Investments - 101.4%
            (cost of $3,294,937) (b)                     3,640,677
                                                        ----------

            Other Assets & Liabilities, Net - (1.4)%       (49,996)
            -------------------------------------------------------
            Net Assets - 100.0%                         $3,590,681
                                                        ----------

Notes to Investment Portfolio:

(a) Non-income producing.
(b) Cost for federal income tax purposes is $3,295,643.

                Summary of Securities by            % of Total
                Country                    Value    Investments
                -----------------------------------------------
                     United Kingdom      $1,085,014     29.8%
                     France                 528,324     14.5
                     Spain                  407,513     11.2
                     Switzerland            365,484     10.0
                     Netherlands            266,663      7.3
                     Germany                255,247      7.0
                     United States          191,000      5.3
                     Ireland                189,211      5.2
                     Italy                  149,821      4.1
                     Israel                  81,252      2.3
                     Finland                 48,580      1.3
                     Sweden                  33,002      0.9
                     Austria                 27,671      0.8
                     Russia                  11,895      0.3
                                         ----------    -----
                                         $3,640,677    100.0%
                                         ----------    -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym            Name
-------            ----
  ADR   American Depositary Receipt

See notes to financial statements.

 Statement of Assets and Liabilities

August 31, 2003


          Assets:
          Investments, at cost                         $ 3,294,937
                                                       -----------
          Investments, at value                        $ 3,640,677
          Cash                                                 345
          Foreign currency (cost of $5,815)                  5,866
          Receivable for:
             Dividends                                      17,877
             Fund shares sold                                  785
             Interest                                           15
          Deferred Trustees' compensation plan               1,681
          Other assets                                         768
                                                       -----------
              Total Assets                               3,668,014
                                                       -----------
          Liabilities:
          Payable for:
             Investments purchased                          19,163
             Management fee                                  2,126
             Administration fee                                830
             Transfer agent fee                              2,959
             Pricing and bookkeeping fees                    1,133
             Audit fee                                      32,306
             Custody fee                                     5,781
             Reports to shareholders                         5,593
          Expense reimbursement due to Advisor               4,140
          Deferred Trustees' fee                             1,681
          Other liabilities                                  1,621
                                                       -----------
              Total Liabilities                             77,333
                                                       -----------
          Net Assets                                   $ 3,590,681
                                                       -----------
          Composition of Net Assets:
          Paid-in capital                              $ 7,240,997
          Accumulated net investment loss                   (8,203)
          Accumulated net realized loss                 (3,989,435)
          Net unrealized appreciation on:
             Investments                                   345,740
             Foreign currency translations                   1,582
                                                       -----------
          Net Assets                                   $ 3,590,681
                                                       -----------
          Class A:
          Net assets                                   $ 1,995,093
          Shares outstanding                               254,478
                                                       -----------
          Net asset value per share                    $     7.84 (a)
                                                       -----------
          Maximum offering price per share
            ($7.84/0.9425)                             $     8.32 (b)
                                                       -----------
          Class B:
          Net assets                                   $ 1,237,562
          Shares outstanding                               162,565
                                                       -----------
          Net asset value and offering price per share $     7.61 (a)
                                                       -----------
          Class C:
          Net assets                                   $   258,591
          Shares outstanding                                34,247
                                                       -----------
          Net asset value and offering price per share $     7.55 (a)
                                                       -----------
          Class Z:
          Net assets                                   $    99,435
          Shares outstanding                                12,437
                                                       -----------
          Net asset value and offering price per share $      8.00(c)
                                                       -----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) Redemption price per share is equal to net asset value less any applicable redemption fee.

 Statement of Operations


For the Year Ended August 31, 2003

            Investment Income:
            Dividends                                     $  79,325
            Interest                                          3,138
                                                          ---------
               Total Investment Income (net of foreign
                taxes withheld of $10,965)                   82,463
                                                          ---------

            Expenses:
            Management fee                                   27,854
            Administration fee                                9,947
            Distribution fee:
               Class A                                        2,469
               Class B                                        9,338
               Class C                                        1,621
            Service fee:
               Class A                                        6,217
               Class B                                        3,112
               Class C                                          540
            Pricing and bookkeeping fees                     10,792
            Transfer agent fee                               19,802
            Trustees' fee                                     5,613
            Custody fee                                      24,686
            Audit fee                                        38,446
            Registration fee                                 49,573
            Reports to shareholders                          15,136
            Other expenses                                    3,847
                                                          ---------
               Total Expenses                               228,993
            Fees and expenses waived or reimbursed by
              Advisor                                      (145,933)
            Fees waived by Distributor - Class A             (2,469)
            Custody earnings credit                            (135)
                                                          ---------
               Net Expenses                                  80,456
                                                          ---------
            Net Investment Income                             2,007
                                                          ---------

            Net Realized and Unrealized
            Gain (Loss) on Investments and
            Foreign Currency:
            Net realized loss on:
               Investments                                 (187,013)
               Foreign currency transactions                 (9,314)
                                                          ---------
                Net realized loss                          (196,327)
                                                          ---------
            Net change in unrealized appreciation/
              depreciation on:
               Investments                                  412,924
               Foreign currency translations                    915
                                                          ---------
                Net change in unrealized appreciation/
                 depreciation                               413,839
                                                          ---------
            Net Gain                                        217,512
                                                          ---------
            Net Increase in Net Assets from Operations    $ 219,519
                                                          ---------

See notes to financial statements.

 Statement of Changes in Net Assets

                                            Year Ended August 31,
           Increase (Decrease)            -------------------------
           in Net Assets:                     2003         2002
           -                              --------------------------
           Operations:
           Net investment income (loss)   $     2,007  $     (1,626)
           Net realized loss on
             investments and foreign
             currency transactions           (196,327)   (1,744,313)
           Net change in unrealized
             appreciation/depreciation
             on investments and foreign
             currency translations            413,839       258,159
                                          -----------  ------------
           Net Increase (Decrease) from
             Operations                       219,519    (1,487,780)
                                          -----------  ------------

           Share Transactions:
           Class A:
              Subscriptions                 6,630,977    10,114,890
              Redemptions                  (9,468,293)  (10,018,321)
                                          -----------  ------------
               Net Increase (Decrease)     (2,837,316)       96,569
                                          -----------  ------------
           Class B:
              Subscriptions                 1,231,412     1,755,972
              Redemptions                  (1,451,614)   (2,039,324)
                                          -----------  ------------
               Net Decrease                  (220,202)     (283,352)
                                          -----------  ------------
           Class C:
              Subscriptions                 8,762,220     4,657,062
              Redemptions                  (8,766,448)   (4,789,813)
                                          -----------  ------------
               Net Decrease                    (4,228)     (132,751)
                                          -----------  ------------
           Class Z:
              Subscriptions                 7,001,434     5,357,359
              Redemptions                  (6,946,104)   (5,390,636)
                                          -----------  ------------
               Net Increase (Decrease)         55,330       (33,277)
                                          -----------  ------------
           Net Decrease from Share
             Transactions                  (3,006,416)     (352,811)
                                          -----------  ------------
           Total Decrease in Net Assets    (2,786,897)   (1,840,591)

           Net Assets:
           Beginning of period              6,377,578     8,218,169
                                          -----------  ------------
           End of period (including
             accumulated net
             investment loss of $(8,203)
             and $(9,019), respectively)  $ 3,590,681  $  6,377,578
                                          -----------  ------------

                                             Year Ended August 31,
                                           ------------------------
                                               2003         2002
            -                              -------------------------
            Changes in Shares:
            Class A:
               Subscriptions               $   963,349  $ 1,235,740
               Redemptions                  (1,353,961)  (1,209,508)
                                           -----------  -----------
                Net Increase (Decrease)       (390,612)      26,232
                                           -----------  -----------
            Class B:
               Subscriptions                   182,247      218,695
               Redemptions                    (211,698)    (249,017)
                                           -----------  -----------
                Net Decrease                   (29,451)     (30,322)
                                           -----------  -----------
            Class C:
               Subscriptions                 1,299,443      601,823
               Redemptions                  (1,291,182)    (608,975)
                                           -----------  -----------
                Net Increase (Decrease)          8,261       (7,152)
                                           -----------  -----------
            Class Z:
               Subscriptions                 1,021,706      647,246
               Redemptions                  (1,010,307)    (649,035)
                                           -----------  -----------
                Net Increase (Decrease)         11,399       (1,789)
                                           -----------  -----------

See notes to financial statements.

 Notes to Financial Statements

August 31, 2003

Note 1. Accounting Policies

Organization:

Columbia Europe Fund (the "Fund") (formerly Liberty Newport Europe Fund), a series of Columbia Funds Trust VII (formerly Liberty Funds Trust VII), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions:

Equity securities generally are valued at the last sale price reported at the close of business of the principal securities exchanges on which the investments are traded or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of Class Net Asset Values:

All income, expenses (other than class specific fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis, based on net assets, for purposes of determining the net asset value of each class.

August 31, 2003


Federal Income Taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-date.

Foreign Currency Translations and Transactions:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Forward Currency Contracts:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Redemption Fees:

Effective February 10, 2003, the Fund began imposing a 2% redemption fee to shareholders of Class Z shares who redeem shares held for 60 days or less. For the period February 10, 2003 to August 31, 2003, there were no redemption fees paid to the Fund for Class Z shares.

Other:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, capital loss carryforwards, post-October

August 31, 2003

losses and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2003, permanent items identified and reclassified among the components of net assets are as follows:

                       Accumulated   Accumulated
                      Net Investment Net Realized Paid-In
                           Loss          Loss     Capital
                      -------------- ------------ -------
                         $(1,191)       $9,314    $(8,123)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                   Unrealized
                                  Appreciation*
                                  -------------
                                    $346,616

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                             Year of   Capital Loss
                            Expiration Carryforward
                            ---------- ------------
                               2009     $   82,647
                               2010      2,239,196
                               2011      1,487,332
                                        ----------
                                        $3,809,175
                                        ----------

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2003 for federal income tax purposes, post-October losses of $179,554 and $6,150 attributable to security transactions and foreign currency losses, respectively, were deferred to September 1, 2003.

Expired capital loss carryforward, if any, are recorded as a reduction of paid-in capital.

Note 3. Fees and Compensation Paid to Affiliates

On April 1, 2003, Newport Fund Management, Inc., the previous investment advisor to the Fund, and Colonial Management Associates, Inc. ("Colonial"), the previous administrator to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Newport Fund Management and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

Management Fee:

Columbia is the investment advisor of the Fund and receives a monthly fee equal to 0.70% annually of the Fund's average daily net assets.

At a special meeting held on October 8, 2003, the Board of Trustees approved a new management fee structure to go into effect on November 1, 2003. Under the new structure, Columbia will receive a monthly fee based on the Fund's average daily net assets as follows:

                                                     Annual
                    Average Daily Net Assets        Fee Rate
                    ------------------------        --------
                    First $1 billion                  0.70%
                    Next $1 billion to $1.5 billion   0.65%
                    Over $1.5 billion                 0.60%

Administration Fee:

Columbia also provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

At a special meeting held on October 8, 2003, the Board of Trustees approved an administration fee reduction to go into effect on November 1, 2003. As a result of the reduction, Columbia will receive a monthly fee equal to 0.20% annually of the Fund's average daily net assets.

Pricing and Bookkeeping Fees:

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the

August 31, 2003

Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

At a special meeting held on October 8, 2003, the Board of Trustees approved the change of transfer agent fees structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual $28.00 charge per open account for the transfer agent fees.

Underwriting Discounts, Service and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. Effective October 13, 2003 Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor, Inc. For the year ended August 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $211 on sales of the Fund's Class A shares and received CDSC of $1,680, $3,234 and $2,660 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75% annually of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed to waive the Class A share distribution fee in its entirety.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits:

Columbia has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses so that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.50% annually of the Fund's average daily net assets.

Other:

The Fund pays no compensation to its officers, all of whom are employees of Columbia or any of its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $135 of custody fees were reduced by balance credits for the year ended August 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 4. Portfolio Information

Investment Activity:

For the year ended August 31, 2003, purchases and sales of investments, other than short-term obligations, were $2,841,927 and $5,651,051, respectively.

Unrealized appreciation (depreciation) at August 31, 2003, for federal income tax purposes, was:

                    Gross unrealized appreciation $ 463,433
                    Gross unrealized depreciation  (118,399)
                                                  ---------
                    Net unrealized appreciation   $ 345,034
                                                  ---------

Other:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the year ended August 31, 2003, the Fund did not borrow under these agreements.

Note 6. Beneficial Interest

At August 31, 2003, 45.78% of the outstanding shares of the Fund were held by one shareholder, holding in excess of 5% of the Fund's shares outstanding. Investment activity of this shareholder may have a material effect on the Fund.

 Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                                                           Period Ended
                                                Year Ended August 31,       August 31,
                                           ------------------------------    2000 (a)
Class A Shares                               2003       2002       2001    ------------
---------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                                   $    7.42 $    9.41  $   12.26   $   10.33
                                           --------- ---------  ---------   ---------
Income from Investment
  Operations:
Net investment income (loss) (b)                0.02      0.02      (0.01)      (0.03)
Net realized and unrealized gain (loss) on
  investments and foreign currency              0.40     (2.01)     (2.84)       1.96
                                           --------- ---------  ---------   ---------
    Total from Investment Operations            0.42     (1.99)     (2.85)       1.93
                                           --------- ---------  ---------   ---------
Net Asset Value, End of Period             $    7.84 $    7.42  $    9.41   $   12.26
                                           --------- ---------  ---------   ---------
Total return (c)(d)                            5.66%  (21.15)%   (23.25)%      18.68%(e)
                                           --------- ---------  ---------   ---------
Ratios to Average Net Assets/
  Supplemental Data:
Expenses (f)                                   1.75%     1.75%      1.75%       1.75%(g)
Net investment income (loss) (f)               0.28%     0.18%    (0.14)%     (0.25)%(g)
Waiver/reimbursement                           3.64%     1.93%      1.25%       1.45%(g)
Portfolio turnover rate                          74%       71%        67%         24%(e)
Net assets, end of period (000's)          $   1,995 $   4,788  $   5,823   $   9,874

(a) The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                Year Ended August 31,       Period Ended
                                           -------------------------------   August 31,
Class B Shares                                2003       2002       2001      2000 (a)
----------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                      $    7.26  $    9.27  $   12.17   $   10.33
                                           ---------  ---------  ---------   ---------
Income from Investment
  Operations:
Net investment loss (b)                        (0.02)     (0.05)     (0.09)      (0.10)
Net realized and unrealized gain (loss) on
  investments and foreign currency              0.37      (1.96)     (2.81)       1.94
                                           ---------  ---------  ---------   ---------
    Total from Investment Operations            0.35      (2.01)     (2.90)       1.84
                                           ---------  ---------  ---------   ---------
Net Asset Value, End of Period             $    7.61  $    7.26  $    9.27   $   12.17
                                           ---------  ---------  ---------   ---------
Total return (c)(d)                            4.82%   (21.68)%   (23.83)%      17.81%(e)
                                           ---------  ---------  ---------   ---------
Ratios to Average Net Assets/
  Supplemental Data:
Expenses (f)                                   2.50%      2.50%      2.50%       2.50%(g)
Net investment loss (f)                      (0.27)%    (0.57)%    (0.89)%     (1.00)%(g)
Waiver/reimbursement                           3.95%      1.83%      1.15%       1.45%(g)
Portfolio turnover rate                          74%        71%        67%         24%(e)
Net assets, end of period (000's)          $   1,238  $   1,394  $   2,062   $   2,989

(a) The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                                        Period Ended
                                                            Year Ended August 31,        August 31,
                                                       -------------------------------    2000 (a)
Class C Shares                                            2003       2002       2001    ------------
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    7.26  $    9.28  $   12.19   $   10.33
                                                       ---------  ---------  ---------   ---------
Income from Investment Operations:
Net investment loss (b)                                    (0.04)     (0.05)     (0.09)      (0.10)
Net realized and unrealized gain (loss) on investments
  and foreign currency                                      0.33      (1.97)     (2.82)       1.96
                                                       ---------  ---------  ---------   ---------
    Total from Investment Operations                        0.29      (2.02)     (2.91)       1.86
                                                       ---------  ---------  ---------   ---------
Net Asset Value, End of Period                         $    7.55  $    7.26  $    9.28   $   12.19
                                                       ---------  ---------  ---------   ---------
Total return (c)(d)                                        3.99%   (21.77)%   (23.87)%      18.01%(e)
                                                       ---------  ---------  ---------   ---------
Ratios to Average Net Assets/
  Supplemental Data:
Expenses (f)                                               2.50%      2.50%      2.50%       2.50%(g)
Net investment loss (f)                                  (0.65)%    (0.57)%    (0.89)%     (1.00)%(g)
Waiver/reimbursement                                       3.51%      1.83%      1.15%       1.45%(g)
Portfolio turnover rate                                      74%        71%        67%         24%(e)
Net assets, end of period (000's)                      $     259  $     189  $     308   $     488

(a) The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                                             Period Ended
                                                Year Ended August 31,         August 31,
                                           -------------------------------     2000 (a)
Class Z Shares                                2003       2002       2001    ------------
----------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                      $    7.39  $    9.09  $   11.83   $   10.33
                                           ---------  ---------  ---------   ---------
Income from Investment
  Operations:
Net investment income (loss) (b)               (0.02)      0.04       0.01          --(c)
Net realized and unrealized gain (loss) on
  investments and foreign currency              0.63      (1.74)     (2.75)       1.50
                                           ---------  ---------  ---------   ---------
    Total from Investment Operations            0.61      (1.70)     (2.74)       1.50
                                           ---------  ---------  ---------   ---------
Net Asset Value, End of Period             $    8.00  $    7.39  $    9.09   $   11.83
                                           ---------  ---------  ---------   ---------
Total return (d)                               8.25%   (18.70)%   (23.16)%      14.52%(e)
                                           ---------  ---------  ---------   ---------
Ratios to Average Net Assets/
  Supplemental Data:
Expenses (f)                                   1.50%      1.50%      1.50%       1.50%(g)
Net investment income (loss) (f)             (0.26)%      0.43%      0.11%          --(g)(h)
Waiver/reimbursement                           3.54%      1.83%      1.15%       1.45%(g)
Portfolio turnover rate                          74%        71%        67%         24%(e)
Net assets, end of period (000's)          $      99  $       8  $      26   $      35

(a) The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.
(h) Rounds to less than 0.01%

 Report of Ernst & Young LLP, Independent Auditors

To the Trustees of Columbia Funds Trust VII and the Shareholders of Columbia Europe Fund

We have audited the accompanying statement of assets and liabilities of Columbia Europe Fund (formerly Liberty Newport Europe Fund), (one of the portfolios constituting the Columbia Funds Trust VII (formerly Liberty Funds Trust VII), the "Trust"), including the Investment Portfolio, as of August 31, 2003 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and for the period from November 8, 1999 (the effective date of registration) to August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Europe Fund of Columbia Funds Trust VII, at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and for the period from November 8, 1999 (the effective date of registration) to August 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Boston, Massachusetts
October 17, 2003

 Trustees

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 12 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 12 funds in the CMG Fund Trust. The new combined Board of Trustees of the Fund now oversees 124 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of those trustees also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                Number of
                                       Year First                                             Portfolios in
                              Position Elected or                                             Columbia Funds
                                with    Appointed           Principal Occupation(s)          Complex Overseen
Name, Address and Age          Funds   to Office/1/         During Past Five Years              by Trustee
--------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (Age 48)    Trustee     1996      Executive Vice President - Strategy of            124
P.O. Box 66100                                      United Airlines (airline) since
Chicago, IL 60666                                   December, 2002 (formerly President of
                                                    UAL Loyalty Services (airline) from
                                                    September, 2001 to December, 2002;
                                                    Executive Vice President and Chief
                                                    Financial Officer of United Airlines
                                                    from March, 1993 to September, 2001;
                                                    Senior Vice President and Chief
                                                    Financial Officer of UAL, Inc. prior
                                                    thereto).

Janet Langford Kelly (Age 45) Trustee     1996      Chief Administrative Officer and Senior           124
3100 West Beaver Road                               Vice President, Kmart Holding
Troy, MI 48084-3163                                 Corporation since September, 2003
                                                    (formerly Executive Vice
                                                    President-Corporate Development and
                                                    Administration, General Counsel and
                                                    Secretary, Kellogg Company (food
                                                    manufacturer), from September, 1999 to
                                                    August, 2003; Senior Vice President,
                                                    Secretary and General Counsel, Sara Lee
                                                    Corporation (branded, packaged,
                                                    consumer-products manufacturer) from
                                                    January, 1995 to September, 1999).

Richard W. Lowry (Age 67)     Trustee     1995      Private Investor since August, 1987            126/3/
10701 Charleston Drive                              (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                Officer, U.S. Plywood Corporation
                                                    (building products manufacturer)).

Charles R. Nelson (Age 61)    Trustee     1981      Professor of Economics, University of             124
Department of Economics                             Washington, since January, 1976; Ford
University of Washington                            and Louisa Van Voorhis Professor of
Seattle, WA 98195                                   Political Economy, University of
                                                    Washington, since September, 1993;
                                                    Director, Institute for Economic
                                                    Research, University of Washington,
                                                    since September, 2001; Adjunct
                                                    Professor of Statistics, University of
                                                    Washington, since September, 1980;
                                                    Associate Editor, Journal of Money
                                                    Credit and Banking, since September,
                                                    1993; consultant on econometric and
                                                    statistical matters.

John J. Neuhauser (Age 60)    Trustee     1985      Academic Vice President and Dean of          127/3,4/
84 College Road                                     Faculties since August, 1999, Boston
Chestnut Hill, MA 02467-3838                        College (formerly Dean, Boston College
                                                    School of Management from September,
                                                    1977 to September, 1999.

Patrick J. Simpson (Age 58)   Trustee     2000      Partner, Perkins Coie L.L.P. (formerly            124
1211 S.W. 5th Avenue                                Partner, Stoel Rives Boley Jones &
Suite 1500                                          Grey).
Portland, OR 97204

Thomas E. Stitzel (Age 67)    Trustee     1998      Business Consultant since 1999                    124
2208 Tawny Woods Place                              (formerly Professor of Finance from
Boise, ID 83706                                     1975 to 1999 and Dean from 1977 to
                                                    1991, College of Business, Boise State
                                                    University); Chartered Financial
                                                    Analyst.


                                                       Other
        Principal Occupation(s)                    Directorships
        During Past Five Years                         Held
---------------------------------------------------------------------------

Executive Vice President - Strategy of                  None
United Airlines (airline) since
December, 2002 (formerly President of
UAL Loyalty Services (airline) from
September, 2001 to December, 2002;
Executive Vice President and Chief
Financial Officer of United Airlines
from March, 1993 to September, 2001;
Senior Vice President and Chief
Financial Officer of UAL, Inc. prior
thereto).

Chief Administrative Officer and Senior                 None
Vice President, Kmart Holding
Corporation since September, 2003
(formerly Executive Vice
President-Corporate Development and
Administration, General Counsel and
Secretary, Kellogg Company (food
manufacturer), from September, 1999 to
August, 2003; Senior Vice President,
Secretary and General Counsel, Sara Lee
Corporation (branded, packaged,
consumer-products manufacturer) from
January, 1995 to September, 1999).

Private Investor since August, 1987                     None
(formerly Chairman and Chief Executive
Officer, U.S. Plywood Corporation
(building products manufacturer)).

Professor of Economics, University of                   None
Washington, since January, 1976; Ford
and Louisa Van Voorhis Professor of
Political Economy, University of
Washington, since September, 1993;
Director, Institute for Economic
Research, University of Washington,
since September, 2001; Adjunct
Professor of Statistics, University of
Washington, since September, 1980;
Associate Editor, Journal of Money
Credit and Banking, since September,
1993; consultant on econometric and
statistical matters.

Academic Vice President and Dean of      Saucony, Inc. (athletic footwear);
Faculties since August, 1999, Boston              SkillSoft Corp.
College (formerly Dean, Boston College              (E-Learning)
School of Management from September,
1977 to September, 1999.

Partner, Perkins Coie L.L.P. (formerly                  None
Partner, Stoel Rives Boley Jones &
Grey).


Business Consultant since 1999                          None
(formerly Professor of Finance from
1975 to 1999 and Dean from 1977 to
1991, College of Business, Boise State
University); Chartered Financial
Analyst.

                                                                                                 Number of
                                        Year First                                             Portfolios in
                              Position  Elected or                                             Columbia Funds
                                with     Appointed           Principal Occupation(s)          Complex Overseen
Name, Address and Age          Funds    to Office/1/         During Past Five Years              by Trustee
---------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (Age 66)    Trustee     1996      Managing Director, William Blair                 124
27 West Monroe Street,                               Capital Partners (private equity
Suite 3500                                           investing) since September, 1994
Chicago, IL 60606                                    (formerly Chief Executive Officer and
                                                     Chairman of the Board of Directors,
                                                     Continental Bank Corporation prior
                                                     thereto).

Anne-Lee Verville (Age 58)     Trustee     1998      Author and speaker on educational             125/4/
359 Stickney Hill Road                               systems needs (formerly General
Hopkinton, NH 03229                                  Manager, Global Education Industry from
                                                     1994 to 1997, and President,
                                                     Applications Solutions Division from
                                                     1991 to 1994, IBM Corporation (global
                                                     education and global applications)).

Richard L. Woolworth (Age 62)  Trustee     1991      Chairman and Chief Executive Officer,            124
100 S.W. Market Street                               The Regence Group (healthcare
#1500                                                maintenance organization) (formerly
Portland, OR 97207                                   Chairman and Chief Executive Officer,
                                                     BlueCross BlueShield of Oregon;
                                                     Certified Public Accountant, Arthur
                                                     Young & Company).

Interested Trustees
William E. Mayer/2/ (Age 63)   Trustee     1994      Managing Partner, Park Avenue Equity          126/3/
399 Park Avenue                                      Partners (private equity) since
Suite 3204                                           February, 1999 (formerly Founding
New York, NY 10022                                   Partner, Development Capital LLC from
                                                     November 1996 to February, 1999; Dean
                                                     and Professor, College of Business and
                                                     Management, University of Maryland from
                                                     October, 1992 to November, 1996).

Joseph R. Palombo/2/ (Age 50) Trustee,     2000      Executive Vice President and Chief            125/5/
One Financial Center          Chairman               Operating Officer of Columbia
Boston, MA 02111               of the                Management Group, Inc. (Columbia
                                Board                Management) since December, 2001 and
                                 and                 Director, Executive Vice President and
                              President              Chief Operating Officer of the Advisor
                                                     since April, 2003 (formerly Chief
                                                     Operations Officer of Mutual Funds,
                                                     Liberty Financial Companies, Inc. from
                                                     August, 2000 to November, 2001;
                                                     Executive Vice President of Stein Roe &
                                                     Farnham Incorporated (Stein Roe) from
                                                     April, 1999 to April, 2003; Director of
                                                     Colonial Management Associates, Inc.
                                                     (Colonial) from April, 1999 to April,
                                                     2003; Director of Stein Roe from
                                                     September, 2000 to April, 2003)
                                                     President of Columbia Funds and Galaxy
                                                     Funds since February, 2003 (formerly
                                                     Vice President from September 2002 to
                                                     February 2003); Manager of Stein Roe
                                                     Floating Rate Limited Liability Company
                                                     since October, 2000; (formerly Vice
                                                     President of the Columbia Funds from
                                                     April, 1999 to August, 2000; Chief
                                                     Operating Officer and Chief Compliance
                                                     Officer, Putnam Mutual Funds from
                                                     December, 1993 to March, 1999).


                                                      Other
        Principal Occupation(s)                   Directorships
        During Past Five Years                        Held
------------------------------------------------------------------------

Managing Director, William Blair         Anixter International (network
Capital Partners (private equity         support equipment distributor),
investing) since September, 1994         Jones Lang LaSalle (real estate
(formerly Chief Executive Officer and       management services) and
Chairman of the Board of Directors,       MONY Group (life insurance).
Continental Bank Corporation prior
thereto).

Author and speaker on educational           Chairman of the Board of
systems needs (formerly General           Directors, Enesco Group, Inc.
Manager, Global Education Industry from      (designer, importer and
1994 to 1997, and President,               distributor of giftware and
Applications Solutions Division from             collectibles).
1991 to 1994, IBM Corporation (global
education and global applications)).

Chairman and Chief Executive Officer,       NW Natural, a natural gas
The Regence Group (healthcare                   service provider
maintenance organization) (formerly
Chairman and Chief Executive Officer,
BlueCross BlueShield of Oregon;
Certified Public Accountant, Arthur
Young & Company).


Managing Partner, Park Avenue Equity     Lee Enterprises (print media),
Partners (private equity) since           WR Hambrecht + Co. (financial
February, 1999 (formerly Founding          service provider) and First
Partner, Development Capital LLC from         Health (healthcare).
November 1996 to February, 1999; Dean
and Professor, College of Business and
Management, University of Maryland from
October, 1992 to November, 1996).

Executive Vice President and Chief                    None
Operating Officer of Columbia
Management Group, Inc. (Columbia
Management) since December, 2001 and
Director, Executive Vice President and
Chief Operating Officer of the Advisor
since April, 2003 (formerly Chief
Operations Officer of Mutual Funds,
Liberty Financial Companies, Inc. from
August, 2000 to November, 2001;
Executive Vice President of Stein Roe &
Farnham Incorporated (Stein Roe) from
April, 1999 to April, 2003; Director of
Colonial Management Associates, Inc.
(Colonial) from April, 1999 to April,
2003; Director of Stein Roe from
September, 2000 to April, 2003)
President of Columbia Funds and Galaxy
Funds since February, 2003 (formerly
Vice President from September 2002 to
February 2003); Manager of Stein Roe
Floating Rate Limited Liability Company
since October, 2000; (formerly Vice
President of the Columbia Funds from
April, 1999 to August, 2000; Chief
Operating Officer and Chief Compliance
Officer, Putnam Mutual Funds from
December, 1993 to March, 1999).

/1/ In December 2000, the boards of each of the former Liberty Funds and former
    Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Funds (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex).
/2/ Mr. Mayer is an "interested person" (as defined in the Investment Company
    Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
/3/ Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
/4/ Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
/5/ Mr. Palombo also serves as an interested director of Columbia Management
    Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

 Officers and Transfer Agent

                                               Year First
                                               Elected or
                               Position with   Appointed               Principal Occupation(s)
Name, Address and Age          Columbia Funds  to Office               During Past Five Years
------------------------------------------------------------------------------------------------------------
Officers
Vicki L. Benjamin (Age 42)    Chief Accounting    2001    Controller of the Columbia Funds and of the
One Financial Center            Officer and               Liberty All-Star Funds since May, 2002; Chief
Boston, MA 02111                 Controller               Accounting Officer of the Columbia Funds and
                                                          Liberty All-Star Funds since June, 2001;
                                                          Controller and Chief Accounting Officer of the
                                                          Galaxy Funds since September, 2002 (formerly Vice
                                                          President, Corporate Audit, State Street Bank and
                                                          Trust Company from May, 1998 to April, 2001;
                                                          Audit Manager from July, 1994 to June, 1997;
                                                          Senior Audit Manager from July, 1997 to May,
                                                          1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)    Treasurer        2000    Treasurer of the Columbia Funds and of the
One Financial Center                                      Liberty All-Star Funds since December, 2000; Vice
Boston, MA 02111                                          President of the Advisor since April, 2003
                                                          (formerly Controller of the Liberty Funds and of
                                                          the Liberty All-Star Funds from February, 1998 to
                                                          October, 2000); Treasurer of the Galaxy Funds
                                                          since September, 2002; Treasurer, Columbia
                                                          Management Multi-Strategy Hedge Fund, LLC since
                                                          December, 2002 (formerly Vice President of
                                                          Colonial from February, 1998 to October, 2000 and
                                                          Senior Tax Manager, Coopers & Lybrand, LLP from
                                                          April, 1996 to January, 1998).

Important Information About This Report
The Transfer Agent for Columbia Europe Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Europe Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Europe Fund

Columbia Europe Fund Annual Report, August 31, 2003

[LOGO](R) ColumbiaFunds

A Member of Columbia Management Group

(c)2003 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750 WWW.columbiafunds.com

                                               738-02/213P-0803 (10/03) 03/2923

                                   PRSRT STD
                                 U.S. Postage
                                     PAID
                          Holliston, MA Permit NO. 20

Item 2. Code of Ethics.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Douglas A. Hacker and Anne-Lee Verville, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker and Ms. Verville are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable at this time.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Funds Trust VII
             --------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                          -------------------------
                           Joseph R. Palombo, President


Date  November 7, 2003
     ----------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         --------------------------
                          Joseph R. Palombo, President

Date  November 7, 2003
     ----------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         --------------------------
                          J. Kevin Connaughton, Treasurer

Date  November 7, 2003
     ----------------------------------------------